UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)				subsidized	unsubsidized[1]
								as of	as of

	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10	11-30-10

Class A	4.25	5.36	5.42	0.37	4.25	29.83	69.59	4.26	4.23

Class B	3.40	5.22	5.28	–0.31	3.40	28.97	67.36	3.71	3.70

Class C	7.40	5.55	5.12	3.69	7.40	30.98	64.84	3.71	3.70

Class I2,3	9.74	6.71	6.35	5.27	9.74	38.36	85.02	4.92	4.86

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-11. The net expenses are as follows: Class A —0.98%, Class B — 1.73%, Class C — 1.73% and Class I — 0.57%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.10%, Class B — 1.85%, Class C — 1.85% and Class I — 0.66%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s Class I shares prospectus.

3 12-31-91 is the inception date for the Class A shares. The inception date for Class I shares is 7-28-03. The returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

6	Investment Grade Bond Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$16,736	$16,736	$18,156

Class C2	11-30-00	16,484	16,484	18,156

Class I3,4	11-30-00	18,502	18,502	18,156

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I shares prospectus.

4 12-31-91 is the inception date for the Class A shares. The inception date for Class I shares is 7-28-03. The returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

Semiannual report | Investment Grade Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,050.80	$4.83

Class B	1,000.00	1,046.90	8.67

Class C	1,000.00	1,046.90	8.67

Class I	1,000.00	1,052.70	2.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Investment Grade Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.40	$4.76

Class B	1,000.00	1,016.60	8.54

Class C	1,000.00	1,016.60	8.54

Class I	1,000.00	1,022.20	2.89

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.94%, 1.69%, 1.69% and 0.57% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Investment Grade Bond Fund	9

Portfolio summary

Portfolio Composition[1]

U.S. Government & Agency Obligations	42%	Asset-Backed Securities	2%

Corporate Bonds	36%	Municipal Bonds	1%

Collateralized Mortgage Obligations	13%	Convertible Bonds	1%

U.S. Government Agency		Short-Term Investments & Other	2%
Collateralized Mortgage Obligations	3%

Sector Composition[1,2]

U.S. Government Agency	45%	Materials	2%

Financials	22%	Utilities	2%

Mortgage Bonds	13%	Telecommunication Services	2%

Industrials	4%	Consumer Staples	1%

Energy	3%	Health Care	1%

Consumer Discretionary	3%	Short-Term Investments & Other	2%

Quality Composition[1,3]

U.S. Government & Agency Obligations	45%	BB	3%

AAA	7%	B	1%

AA	6%	CCC & Below	1%

A	12%	Short-Term Investments & Other	2%

BBB	23%

1 As a percentage of net assets on 11-30-10.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	Investment Grade Bond Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 42.12%				$69,208,966

(Cost $68,509,846)

Treasury Inflation Protected Securities 0.28%				454,485

Treasury Inflation Protected Securities,
Inflation Indexed Note (D)	1.625	01-15-15	$423,269	454,485

U.S. Treasury Bonds 2.91%				4,789,123

U.S. Treasury Bonds
Bond	3.875	08-15-40	4,800,000	4,596,000
Bond	4.375	05-15-40	185,000	193,123

U.S. Treasury Notes 6.27%				10,297,766

U.S. Treasury Notes
Note	0.500	11-15-13	1,260,000	1,252,519
Note	1.250	08-31-15	1,620,000	1,610,508
Note	1.250	09-30-15	2,745,000	2,725,269
Note	1.875	06-30-15	725,000	743,068
Note	2.625	11-15-20	4,030,000	3,966,402

Federal Farm Credit Bank 0.61%				1,001,664

Federal Farm Credit Bank	3.000	12-22-14	1,000,000	1,001,664

Federal Home Loan Mortgage Corp. 5.44%				8,943,719

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.000	08-01-40	987,493	1,001,089
30 Yr Pass Thru Ctf	4.000	09-01-40	946,191	959,218
30 Yr Pass Thru Ctf	4.000	09-01-40	2,503,614	2,538,085
30 Yr Pass Thru Ctf	6.500	06-01-37	45,000	49,968
30 Yr Pass Thru Ctf	6.500	10-01-37	88,760	98,392
30 Yr Pass Thru Ctf	6.500	11-01-37	166,429	185,164
30 Yr Pass Thru Ctf	6.500	12-01-37	81,505	90,349
30 Yr Pass Thru Ctf	6.500	12-01-37	55,291	61,290
30 Yr Pass Thru Ctf	6.500	02-01-38	34,611	38,496
30 Yr Pass Thru Ctf	6.500	03-01-38	170,139	188,600
30 Yr Pass Thru Ctf	6.500	04-01-38	101,566	112,554
30 Yr Pass Thru Ctf	6.500	04-01-39	1,469,713	1,628,274
30 Yr Pass Thru Ctf	6.500	04-01-39	1,648,666	1,826,533
30 Yr Pass Thru Ctf	6.500	09-01-39	149,740	165,707

Federal National Mortgage Association 23.61%				38,796,674

Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01-01-24	541,635	563,142
15 Yr Pass Thru Ctf	4.000	07-01-24	2,910,418	3,025,982
15 Yr Pass Thru Ctf	4.000	07-01-24	2,646,358	2,751,436
30 Yr Pass Thru Cft (P)	4.859	12-01-38	257,898	270,921
30 Yr Pass Thru Cft	5.000	11-01-33	1,419,461	1,508,262
30 Yr Pass Thru Ctf	4.000	10-01-40	3,823,090	3,889,765

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value

Federal National Mortgage Association
30 Yr Pass Thru Ctf	4.000	10-01-40	$1,643,243	$1,669,334
30 Yr Pass Thru Ctf	5.000	09-01-40	4,652,793	4,926,423
30 Yr Pass Thru Ctf (P)	5.395	11-01-38	891,354	939,842
30 Yr Pass Thru Ctf	5.500	09-01-34	2,901,335	3,130,614
30 Yr Pass Thru Ctf	5.500	02-01-36	3,384,735	3,652,214
30 Yr Pass Thru Ctf	5.500	12-01-36	5,683,855	6,111,713
30 Yr Pass Thru Ctf (P)	5.850	03-01-14	1,265	1,333
30 Yr Pass Thru Ctf (P)	5.850	06-01-14	7,216	7,609
30 Yr Pass Thru Ctf	6.500	09-01-36	418,862	467,307
30 Yr Pass Thru Ctf	6.500	09-01-37	593,538	662,928
30 Yr Pass Thru Ctf	6.500	01-01-39	3,629,558	4,056,154
30 Yr Pass Thru Ctf	6.500	06-01-39	1,037,486	1,161,695

Government National Mortgage Association 3.00%				4,925,535

Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04-15-13	6,354	6,373
30 Yr Pass Thru Ctf	4.500	02-15-39	2,021,631	2,124,846
30 Yr Pass Thru Ctf	4.500	03-15-39	941,386	989,448
30 Yr Pass Thru Ctf	4.500	03-15-39	1,260,416	1,324,767
30 Yr Pass Thru Ctf	4.500	04-15-39	456,780	480,101

Corporate Bonds 35.75%				$58,751,349

(Cost $54,249,481)

Consumer Discretionary 2.52%				4,143,813

Auto Components 0.15%

BorgWarner, Inc.	5.750	11-01-16	$230,000	253,463

Auto Manufacturers 0.23%

Volvo Treasury AB (S)	5.950	04-01-15	350,000	387,459

Hotels, Restaurants & Leisure 0.19%

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	315,000	308,952

Household Durables 0.16%

Whirlpool Corp.	8.600	05-01-14	225,000	264,388

Internet & Catalog Retail 0.21%

Expedia, Inc. (S)	5.950	08-15-20	335,000	339,188

Media 1.46%

CBS Corp.	5.900	10-15-40	165,000	156,785

DirecTV Holdings LLC	7.625	05-15-16	145,000	161,675

DirecTV Holdings LLC	6.350	03-15-40	165,000	171,178

Grupo Televisa SA	6.625	01-15-40	205,000	226,396

News America Holdings, Inc.	9.500	07-15-24	600,000	831,946

Time Warner Cable, Inc.	6.750	07-01-18	330,000	391,416

United Business Media, Ltd. (S)	5.750	11-03-20	180,000	179,184

Viacom, Inc.	7.875	07-30-30	240,000	279,546

Specialty Retail 0.12%

AutoZone, Inc.	4.000	11-15-20	200,000	192,237

Consumer Staples 1.49%				2,446,533

Beverages 0.04%

PepsiCo, Inc.	7.900	11-01-18	49,000	64,739

12	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Food & Staples Retailing 0.27%

CVS Caremark Corp. (6.302% to 6-1-12, then
3 month LIBOR + 2.065%)	6.302	06-01-37	$460,000	$436,425

Food Products 0.63%

Bunge Ltd. Finance Corp.	8.500	06-15-19	205,000	244,852

Bunge Ltd. Finance Corp.	5.350	04-15-14	310,000	329,962

Corn Products International, Inc.	4.625	11-01-20	120,000	123,789

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	330,000	340,048

Tobacco 0.55%

Lorillard Tobacco Company	6.875	05-01-20	370,000	392,724

Philip Morris International, Inc.	5.650	05-16-18	440,000	513,994

Energy 3.05%				5,017,170

Gas Utilities 0.22%

DCP Midstream LLC (S)	9.750	03-15-19	275,000	360,261

Oil, Gas & Consumable Fuels 2.83%

Anadarko Petroleum Corp.	6.375	09-15-17	330,000	356,341

Anadarko Petroleum Corp.	5.950	09-15-16	215,000	229,396

Energy Transfer Partners LP	9.700	03-15-19	215,000	280,181

Energy Transfer Partners LP	8.500	04-15-14	230,000	271,001

Enterprise Products Operating LLC	6.650	04-15-18	565,000	662,681

Enterprise Products Operating LLC	6.500	01-31-19	475,000	550,128

Kinder Morgan Energy Partners LP	7.750	03-15-32	115,000	134,682

Motiva Enterprises LLC (S)	6.850	01-15-40	165,000	192,320

NuStar Logistics LP	7.650	04-15-18	220,000	264,344

NuStar Logistics LP	4.800	09-01-20	150,000	149,869

Spectra Energy Capital LLC	6.200	04-15-18	185,000	211,529

Transcanada Pipelines, Ltd., ADR (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	230,000	227,091

Williams Partners LP	7.250	02-01-17	600,000	715,985

Woodside Finance, Ltd. (S)	4.500	11-10-14	385,000	411,361

Financials 19.83%				32,578,781

Capital Markets 2.12%

Credit Suisse New York	5.300	08-13-19	260,000	278,502

Credit Suisse New York	4.375	08-05-20	390,000	385,958

Jefferies Group, Inc.	8.500	07-15-19	105,000	122,143

Jefferies Group, Inc.	6.875	04-15-21	530,000	565,098

Macquarie Group, Ltd. (S)	7.300	08-01-14	170,000	189,801

Macquarie Group, Ltd. (S)	6.000	01-14-20	225,000	230,694

Morgan Stanley	7.300	05-13-19	315,000	353,648

Northern Trust Corp.	6.500	08-15-18	185,000	222,601

The Goldman Sachs Group, Inc.	6.750	10-01-37	555,000	555,614

The Goldman Sachs Group, Inc.	6.150	04-01-18	520,000	569,141

Commercial Banks 2.85%

Barclays Bank PLC	5.140	10-14-20	205,000	188,274

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%)	12.500	— (Q)	157,000	180,603

Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 4-15-15, then 3 month
LIBOR + 2.490%)	5.506	— (Q)	370,000	367,888

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks (continued)

Commonwealth Bank of Australia (S)	5.000	03-19-20	$320,000	$341,798

ICICI Bank, Ltd. (S)	5.750	11-16-20	305,000	302,260

National City Bank (P)	0.673	06-07-17	400,000	359,987

Regions Financial Corp.	7.750	11-10-14	290,000	282,750

Regions Financial Corp. (P)	0.459	06-26-12	170,000	153,241

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	300,000	317,174

Silicon Valley Bank	6.050	06-01-17	295,000	307,995

State Bank of India/London (S)	4.500	07-27-15	230,000	238,418

The Royal Bank of Scotland Group PLC	4.875	03-16-15	200,000	206,691

Wachovia Bank NA	6.600	01-15-38	445,000	484,771

Wachovia Bank NA	5.850	02-01-37	235,000	232,388

Wells Fargo Bank NA	5.750	05-16-16	300,000	334,325

Westpac Banking Corp.	4.875	11-19-19	360,000	385,201

Consumer Finance 0.96%

American Express Company	7.000	03-19-18	385,000	455,933

Capital One Financial Corp.	6.150	09-01-16	415,000	455,694

Discover Bank	7.000	04-15-20	180,000	195,306

Discover Financial Services	10.250	07-15-19	375,000	470,265

Diversified Financial Services 6.84%

American Honda Finance Corp. (S)	7.625	10-01-18	415,000	525,970

Bank of America Corp.	6.500	08-01-16	200,000	217,165

Bank of America Corp.	6.000	10-15-36	250,000	233,831

Bank of America Corp.	5.650	05-01-18	400,000	409,881

Beaver Valley Funding	9.000	06-01-17	708,000	779,416

Citigroup, Inc.	6.375	08-12-14	510,000	564,832

Citigroup, Inc.	6.125	11-21-17	450,000	490,803

Citigroup, Inc.	5.850	12-11-34	215,000	203,608

Crown Castle Towers LLC (S)	6.113	01-15-20	250,000	268,243

Crown Castle Towers LLC (S)	4.883	08-15-20	530,000	524,836

ERAC USA Finance Company (S)	6.375	10-15-17	220,000	251,234

General Electric Capital Corp.	6.000	08-07-19	245,000	270,382

General Electric Capital Corp.	5.625	05-01-18	510,000	555,596

General Electric Capital Corp. (P)	0.766	08-15-36	360,000	268,890

GTP Towers Issuer LLC (S)	4.436	02-15-15	305,000	322,340

Harley-Davidson Funding Corp. (S)	6.800	06-15-18	170,000	184,896

Harley-Davidson Funding Corp. (S)	5.750	12-15-14	165,000	175,870

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	270,000	298,402

International Lease Finance Corp. (S)	7.125	09-01-18	220,000	232,650

JPMorgan Chase & Company	6.000	01-15-18	510,000	574,550

JPMorgan Chase & Company	3.700	01-20-15	400,000	416,777

JPMorgan Chase & Company, Series 1 (7.900%
to 4-30-18, then 3 month LIBOR + 3.470%)	7.900	— (Q)	390,000	414,921

Merrill Lynch & Company, Inc.	7.750	05-14-38	555,000	586,136

Merrill Lynch & Company, Inc.	6.875	04-25-18	510,000	559,875

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%)	11.000	— (Q)	904,000	1,177,460

14	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

The Bear Stearns Companies LLC	7.250	02-01-18	$435,000	$519,295

USB Realty Corp. (6.091% to 1-15-12, then
3 month LIBOR + 1.147%)	6.091	— (Q)	300,000	217,500

Insurance 3.85%

Aflac, Inc.	8.500	05-15-19	250,000	314,347

Aflac, Inc.	6.900	12-17-39	145,000	154,477

AXA SA (6.379% to 12-13-36, then 3 month
LIBOR + 2.256%)	6.379	— (Q)	155,000	142,600

CNA Financial Corp.	7.350	11-15-19	240,000	268,411

CNA Financial Corp.	6.500	08-15-16	230,000	250,102

Hartford Financial Services Group, Inc.	6.625	03-30-40	135,000	133,862

Hartford Financial Services Group, Inc.	6.300	03-15-18	280,000	302,057

Liberty Mutual Group, Inc. (S)	7.500	08-15-36	520,000	512,922

Lincoln National Corp.	8.750	07-01-19	220,000	276,831

Lincoln National Corp.	7.000	06-15-40	100,000	106,939

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	325,000	299,813

Massachusetts Mutual Life Insurance
Company (S)	8.875	06-01-39	135,000	180,307

MetLife, Inc.	10.750	08-01-39	100,000	134,750

MetLife, Inc.	6.750	06-01-16	220,000	258,076

MetLife, Inc.	5.875	02-06-41	121,875	124,997

New York Life Insurance Company (S)	6.750	11-15-39	360,000	426,689

Prudential Financial, Inc.	7.375	06-15-19	130,000	155,760

Prudential Financial, Inc.	6.200	11-15-40	235,000	239,842

QBE Insurance Group, Ltd. (S)	9.750	03-14-14	238,000	283,977

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	385,000	446,255

Unum Group	7.125	09-30-16	275,000	313,630

UnumProvident Finance Company PLC (S)	6.850	11-15-15	380,000	422,495

W.R. Berkley Corp.	5.600	05-15-15	230,000	246,153

Willis North America, Inc.	7.000	09-29-19	305,000	328,440

Real Estate Investment Trusts 3.21%

AMB Property LP	6.625	12-01-19	310,000	348,279

Biomed Realty LP (S)	6.125	04-15-20	80,000	86,319

Brandywine Operating Partnership LP	7.500	05-15-15	220,000	245,531

Dexus Property Group (S)	7.125	10-15-14	310,000	348,312

Duke Realty LP	8.250	08-15-19	195,000	233,726

Duke Realty LP	6.750	03-15-20	305,000	338,302

HCP, Inc.	6.300	09-15-16	215,000	237,052

Health Care REIT, Inc.	6.200	06-01-16	245,000	276,419

Health Care REIT, Inc.	4.950	01-15-21	260,000	254,491

Healthcare Realty Trust, Inc.	6.500	01-17-17	345,000	375,826

HRPT Properties Trust	6.650	01-15-18	280,000	299,711

Mack-Cali Realty LP	7.750	08-15-19	230,000	274,335

ProLogis	6.625	05-15-18	515,000	555,890

Simon Property Group LP	10.350	04-01-19	230,000	321,000

Simon Property Group LP	4.375	03-01-21	405,000	413,870

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

Vornado Realty Trust	4.250	04-01-15	$440,000	$453,247

WEA Finance LLC/WT Finance Australia
Property, Ltd. (S)	6.750	09-02-19	185,000	213,218

Health Care 0.92%				1,517,404

Health Care Equipment & Supplies 0.22%

Hospira, Inc.	6.050	03-30-17	320,000	366,598

Health Care Providers & Services 0.42%

Medco Health Solutions, Inc.	7.125	03-15-18	385,000	468,132

Medco Health Solutions, Inc.	4.125	09-15-20	125,000	125,043

WellPoint, Inc.	5.800	08-15-40	95,000	96,754

Pharmaceuticals 0.28%

Schering-Plough Corp.	6.000	09-15-17	385,000	460,877

Industrials 2.64%				4,344,363

Aerospace & Defense 0.16%

Embraer Overseas, Ltd.	6.375	01-15-20	240,000	258,000

Airlines 1.04%

Continental Airlines, Inc.	6.648	09-15-17	106,464	111,787

Continental Airlines, Inc.	6.545	02-02-19	68,845	72,459

Continental Airlines, Inc.	5.983	04-19-22	318,325	342,995

Delta Air Lines, Inc.	6.821	08-10-22	414,405	446,521

Delta Air Lines, Inc.	6.200	07-02-18	160,000	172,000

Northwest Airlines, Inc.	7.027	11-01-19	199,798	211,786

Northwest Airlines, Inc.	6.264	11-20-21	348,073	358,515

Building Materials 0.36%

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	285,000	298,538

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	285,000	300,675

Industrial Conglomerates 0.40%

Hutchison Whampoa International, Ltd. (S)	5.750	09-11-19	265,000	287,769

Textron, Inc.	5.600	12-01-17	340,000	363,193

Road & Rail 0.20%

Burlington Northern Santa Fe Corp.	5.750	03-15-18	285,000	327,220

Trading Companies & Distributors 0.26%

GATX Corp.	8.750	05-15-14	365,000	429,009

Transportation Infrastructure 0.22%

Asciano Finance, Ltd. (S)	4.625	09-23-20	375,000	363,896

Information Technology 0.17%				278,522

Electronic Equipment, Instruments & Components 0.17%

Fiserv, Inc.	6.800	11-20-17	245,000	278,522

Materials 2.03%				3,333,620

Chemicals 0.14%

Incitec Pivot Finance LLC (S)	6.000	12-10-19	215,000	224,112

16	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Metals & Mining 1.42%

Allegheny Technologies, Inc.	9.375	06-01-19	$185,000	$219,168

ArcelorMittal	9.850	06-01-19	240,000	303,547

Commercial Metals Company	7.350	08-15-18	110,000	115,890

Gerdau Trade, Inc. (S)	5.750	01-30-21	240,000	241,488

Rio Tinto Alcan, Inc.	6.125	12-15-33	285,000	313,240

Teck Resources, Ltd.	10.750	05-15-19	695,000	903,500

Vale Overseas, Ltd.	6.875	11-10-39	220,000	243,928

Paper & Forest Products 0.47%

International Paper Company	9.375	05-15-19	255,000	332,552

International Paper Company	7.950	06-15-18	360,000	436,195

Telecommunication Services 1.17%				1,915,560

Diversified Telecommunication Services 0.82%

BellSouth Corp.	6.550	06-15-34	250,000	269,724

BellSouth Corp.	6.300	12-15-15	302,969	329,425

Telecom Italia Capital SA	6.175	06-18-14	690,000	746,997

Wireless Telecommunication Services 0.35%

America Movil SAB de CV	5.000	03-30-20	255,000	271,402

SBA Tower Trust (S)	5.101	04-15-17	280,000	298,012

Utilities 1.93%				3,175,583

Electric Utilities 1.71%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	305,000	315,460

Aquila, Inc.	11.875	07-01-12	320,000	365,785

Commonwealth Edison Company	5.800	03-15-18	330,000	381,619

FirstEnergy Solutions Corp.	4.800	02-15-15	270,000	288,857

FPL Energy National Wind LLC (S)	5.608	03-10-24	175,666	180,873

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	200,000	221,684

ITC Holdings Corp. (S)	5.875	09-30-16	115,000	128,849

ITC Holdings Corp. (S)	5.500	01-15-20	285,000	309,212

PNPP II Funding Corp.	9.120	05-30-16	129,000	138,586

Teco Finance, Inc.	6.572	11-01-17	200,000	232,619

Waterford 3 Funding Corp.	8.090	01-02-17	244,762	248,289

Multi-Utilities 0.22%

Integrys Energy Group, Inc. (P)	6.110	12-01-66	375,000	363,750

Convertible Bonds 0.53%				$871,875

(Cost $375,000)

Industrials 0.53%				871,875

Machinery 0.53%

Ingersoll-Rand Company, Ltd.	4.500	04-15-12	$375,000	871,875

Municipal Bonds 0.93%				$1,525,373

(Cost $1,646,376)

California 0.09%				149,708

State of California	7.600	11-01-40	$145,000	149,708

Texas 0.84%				1,375,665

University of Texas	4.794	08-15-46	1,500,000	1,375,665

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities 0.57%				$939,074

(Cost $898,810)

Financials 0.57%				939,074

Capital Markets 0.57%

Allfirst Preferred Capital Trust (P)	1.789	07-15-29	$205,000	157,505

State Street Capital Trust III (8.250% to
3-15-11, then 3 month LIBOR + 4.990%)	8.250	— (Q)	335,000	338,913

State Street Capital Trust IV (P)	1.292	06-15-37	595,000	442,656

Collateralized Mortgage Obligations 15.28%				$25,112,830

(Cost $28,355,720)

Collateralized Mortgage Obligations 12.59%				20,685,983

American Tower Trust
Series 2007-1A, Class C	5.615	04-15-37	$450,000	479,922
Series 2007-1A, Class D (S)	5.957	04-15-37	420,000	448,402

Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A	4.933	07-10-45	1,500,000	1,582,384
Series 2006-3, Class A4 (P)	5.889	07-10-44	825,000	880,872

Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.805	03-20-36	395,562	287,741

Bear Stearns Commercial Mortgage
Securities, Inc.,
Series 2006-PW14, Class D (S)	5.412	12-11-38	320,000	83,225

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.473	08-25-36	200,689	126,686

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class C (P)	5.396	07-15-44	185,000	145,206

Commercial Mortgage Pass
Through Certificates,
Series 2007-C9, Class A4 (P)	6.009	12-10-49	820,000	881,415

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	2.809	09-20-46	6,740,836	275,671

First Horizon Alternative Mortgage Securities
Series 2006-RE1, Class A1	5.500	05-25-35	2,136	1,825
Series 2004-AA5, Class B1 (P)	2.384	12-25-34	756,721	93,584

Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C (P)	5.554	03-10-39	230,000	120,811
Series 2007-GG9, Class F (P)	5.633	03-10-39	130,000	49,466
Series 2007-GG9, Class A4	5.444	03-10-39	735,000	768,550

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.882	09-25-35	551,241	504,937
Series 2004-9, Class B1 (P)	3.593	08-25-34	300,687	117,614
Series 2006-AR1, Class 3A1 (P)	5.143	01-25-36	650,905	570,614

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.285	08-19-45	2,118,374	79,791
Series 2005-2, Class X IO	2.299	05-19-35	10,544,090	439,616
Series 2005-8, Class 1X IO	2.334	09-19-35	2,710,139	105,153
Series 2006-SB1, Class A1A (P)	1.192	12-19-36	349,239	184,735

18	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	$207,416	$17,979
Series 2005-AR18, Class 1X IO	1.841	10-25-36	5,480,875	185,254
Series 2005-AR18, Class 2X IO	1.876	10-25-36	7,295,399	227,616
Series 2005-AR5, Class B1 (P)	2.780	05-25-35	279,152	6,759

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04-15-45	515,000	522,712
Series 2007-CB18, Class A4	5.440	06-12-47	725,000	761,653
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	1,000,000	1,028,705
Series 2005-LDP4, Class B (P)	5.129	10-15-42	1,000,000	841,363

JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.695	01-25-37	383,289	43,426
Series 2005-S2, Class 2A16	6.500	09-25-35	318,576	300,575

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	765,000	770,570
Series 2006-C4, Class A4 (P)	6.078	06-15-38	620,000	673,779
Series 2007-C2, Class A3	5.430	02-15-40	770,000	800,090

Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-2, Class A4 (P)	6.103	06-12-46	735,000	811,469

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.062	10-25-36	612,378	575,801
Series 2007-3, Class M1 (P)	5.554	09-25-37	166,640	71,677
Series 2007-3, Class M2 (P)	5.554	09-25-37	64,093	26,415
Series 2007-3, Class M3 (P)	5.554	09-25-37	42,729	16,183

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	730,000	756,866
Series 2008-HQ8, Class AM (P)	5.610	03-12-44	705,000	715,647

Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	2.940	05-25-35	201,566	47,843

Structured Asset Securities Corp.,
Series 2003-6A, Class B1 (P)	2.954	03-25-33	251,904	176,070

Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A (P)	2.114	03-25-44	592,512	553,414

WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class X IO	1.763	07-25-45	10,681,321	493,209
Series 2005-AR1, Class X IO	1.640	01-25-45	12,665,658	492,977
Series 2005-AR12, Class 1A2 (P)	2.722	10-25-35	242,569	236,050
Series 2005-AR19, Class B1 (P)	0.953	12-25-45	289,578	34,823
Series 2005-AR4, Class B1 (P)	2.711	04-25-35	942,464	200,228
Series 2006-AR4, Class 1A1B (P)	1.282	05-25-46	297,571	182,720
Series 2005-AR13, Class B1 (P)	0.853	10-25-45	499,023	76,375
Series 2005-AR6, Class B1 (P)	0.853	04-25-45	560,250	87,145

Washington Mutual Alternative Mortgage Pass
Through Certificates,
Series 2005-6, Class 1CB	6.500	08-25-35	219,432	163,573

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.094	04-25-35	457,351	450,550
Series 2006-AR15, Class A3 (P)	5.433	10-25-36	383,630	108,247

U.S. Government Agency 2.69%				4,426,847

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	506,105	94,403
Series 3623, Class LI IO	4.500	01-15-25	515,227	53,626
Series 3630, Class BI IO	4.000	05-15-27	322,546	29,671

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	$767,961	$95,437
Series 2009-50, Class GI IO	5.000	05-25-39	1,216,131	202,704
Series 2009-78, Class IB IO	5.000	06-25-39	1,762,019	242,315
Series 2010-14, Class AI IO	4.000	08-25-27	958,261	95,264
Series 2010-3, Class LI IO	5.000	02-25-25	6,732,071	848,472

Federal National Mortgage Association
Series 2010-36, Class BI IO	4.000	03-25-28	971,630	102,141
Series 2010-72, Class CA	4.500	01-25-28	1,595,741	1,694,182
Series 398, Class C3 IO	4.500	05-25-39	1,014,520	158,747
Series 401, Class C2 IO	4.500	06-25-39	696,105	108,824
Series 402, Class 3 IO	4.000	11-25-39	724,341	127,822
Series 402, Class 4 IO	4.000	10-25-39	1,282,719	237,834
Series 402, Class 7 IO	4.500	11-25-39	1,244,974	204,986

Government National Mortgage Association,
Series 2010-78, Class AI IO	4.500	04-20-39	1,300,127	130,419

Asset Backed Securities 2.41%				$3,966,448

(Cost $3,926,224)

Asset Backed Securities 2.41%				3,966,448

Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1 (P)	0.613	09-25-34	$277,339	255,079

Asset Backed Funding Certificates,
Series 2005-HE1, Class M1 (P)	0.673	03-25-35	297,046	264,635

Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.605	02-28-41	303,716	250,958

Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2 (P)(S)	0.493	07-25-36	429,119	370,408

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.313	10-25-36	121,767	95,795

Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04-25-37	500,000	512,500

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03-25-16	485,000	531,018

New Century Home Equity Loan Trust,
Series 2005-1, Class M1 (P)	0.703	03-25-35	240,000	206,716

Novastar Home Equity Loan,
Series 2004-4, Class M3 (P)	1.333	03-25-35	480,000	443,242

Park Place Securities, Inc.,
Series 2005-WCH1, Class M2 (P)	0.773	01-25-36	285,000	251,027

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	98,992	96,564
Series 2005-2, Class AF4	4.934	08-25-35	420,000	364,430

Residential Asset Securities Corp.,
Series 2005-KS4, Class M1 (P)	0.663	05-25-35	345,000	324,076

			Shares	Value

Preferred Securities 0.32%				$519,868

(Cost $483,925)

Energy 0.12%				199,599

Oil, Gas & Consumable Fuels 0.12%

Apache Corp., Series D, 6.000%			3,291	199,599

20	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

			Shares	Value
Financials 0.20%				$320,269

Diversified Financial Services 0.20%

Bank of America Corp., Series MER, 8.625%			12,775	320,269
		Maturity
	Yield (%) *	date	Par value	Value

Short-Term Investments 1.16%				$1,900,000

(Cost $1,900,000)

Federal Home Loan Bank Discount Notes	0.071	12-01-10	$1,900,000	1,900,000

Total investments (Cost $160,345,382)† 99.07%				$162,795,783

Other assets and liabilities, net 0.93%				$1,533,429

Total net assets 100.00%				$164,329,212

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds/securities have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,525,947 or 10.67% of the Fund’s net assets as of 11-30-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $160,566,198. Net unrealized appreciation aggregated $2,229,585, of which $8,340,939 related to appreciated investment securities and $6,111,354 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (Cost $160,345,382)	$162,795,783
Cash	83,895
Cash held at broker for futures contracts	9,060
Receivable for investments sold	17,679
Receivable for fund shares sold	750,639
Dividends and interest receivable	1,498,548
Receivable for futures variation margin (Note 3)	673
Receivable due from adviser	756
Other receivables and prepaid assets	67,288

Total assets	165,224,321

Liabilities

Payable for investments purchased	180,639
Payable for fund shares repurchased	485,653
Distributions payable	111,998
Payable to affiliates
Accounting and legal services fees	1,155
Transfer agent fees	27,093
Distribution and service fees	27,729
Trustees’ fees	13,521
Other liabilities and accrued expenses	47,321

Total liabilities	895,109

Net assets

Capital paid-in	$162,874,432
Undistributed net investment income	99,908
Accumulated net realized loss on investments and futures contracts	(1,096,277)
Net unrealized appreciation (depreciation) on investments and
futures contracts	2,451,149

Net assets	$164,329,212

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($125,681,126 ÷ 12,192,419 shares)	$10.31
Class B ($8,382,926 ÷ 813,163 shares)[1]	$10.31
Class C ($25,847,020 ÷ 2,507,165 shares)[1]	$10.31
Class I ($4,418,140 ÷ 428,545 shares)	$10.31

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.80

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,844,893
Dividends	16,324

Total investment income	3,861,217

Expenses

Investment management fees (Note 5)	327,430
Distribution and service fees (Note 5)	318,306
Accounting and legal services fees (Note 5)	11,963
Transfer agent fees (Note 5)	116,058
Trustees’ fees (Note 5)	7,338
State registration fees	26,048
Printing and postage	17,386
Professional fees	25,556
Custodian fees	12,580
Registration and filing fees	11,226
Other	4,878

Total expenses	878,769
Less expense reductions (Note 5)	(1,315)

Net expenses	877,454

Net investment income	2,983,763

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	3,790,429
Futures contracts (Note 3)	(37,045)
3,753,384
Change in net unrealized appreciation (depreciation) of
Investments	1,164,191
Futures contracts (Note 3)	6,469
1,170,660
Net realized and unrealized gain	4,924,044

Increase in net assets from operations	$7,907,807

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	23

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six month
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$2,983,763	$6,811,001
Net realized gain	3,753,384	2,100,758
Change in net unrealized appreciation (depreciation)	1,170,660	12,463,526

Increase in net assets resulting from operations	7,907,807	21,375,285

Distributions to shareholders
From net investment income
Class A	(2,513,048)	(5,833,129)
Class B	(133,987)	(341,919)
Class C	(392,646)	(764,178)
Class I	(133,528)	(100,575)

Total distributions	(3,173,209)	(7,039,801)

From Fund share transactions (Note 6)	4,960,452	21,706,597

Total increase	9,695,050	36,042,081

Net assets

Beginning of period	154,634,162	118,592,081

End of period	$164,329,212	$154,634,162

Undistributed net investment income	$99,908	$289,354

24	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$10.01	$8.95	$9.53	$9.67	$9.52	$10.06
Net investment income[2]	0.19	0.51	0.49	0.49	0.46	0.42
Net realized and unrealized gain (loss)
on investments	0.32	1.07	(0.58)	(0.13)	0.16	(0.51)
Total from investment operations	0.51	1.58	(0.09)	0.36	0.62	(0.09)
Less distributions
From net investment income	(0.21)	(0.52)	(0.49)	(0.50)	(0.47)	(0.45)
Net asset value, end of period	$10.31	$10.01	$8.95	$9.53	$9.67	$9.52
Total return (%)[3]	5.08[4,5]	17.99[4]	(0.73)	3.72[4]	6.63[4]	(0.96)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$126	$121	$99	$102	$108	$116
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[7]	1.08	1.20[6]	0.99	1.06	1.04
Expenses net of fee waivers	0.94[7]	1.08	1.20[6]	0.99	0.97	1.00
Expenses net of fee waivers and credits	0.94[7]	1.07	1.20[6]	0.98	0.97	1.00
Net investment income	3.78[7]	5.22	5.53	5.08	4.76	4.25
Portfolio turnover (%)	59	87	109	99	105	160

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
7 Annualized.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	25

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$10.01	$8.95	$9.53	$9.67	$9.52	$10.06
Net investment income[2]	0.16	0.44	0.42	0.42	0.39	0.34
Net realized and unrealized gain (loss)
on investments	0.31	1.07	(0.58)	(0.14)	0.16	(0.50)
Total from investment operations	0.47	1.51	(0.16)	0.28	0.55	(0.16)
Less distributions
From net investment income	(0.17)	(0.45)	(0.42)	(0.42)	(0.40)	(0.38)
Net asset value, end of period	$10.31	$10.01	$8.95	$9.53	$9.67	$9.52
Total return (%)[3]	4.69[4,5]	17.12[4]	(1.47)	2.95[4]	5.84[4]	(1.70)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$8	$6	$7	$8	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[7]	1.83	1.95[6]	1.74	1.81	1.79
Expenses net of fee waivers	1.69[7]	1.83	1.95[6]	1.74	1.72	1.75
Expenses net of fee waivers and credits	1.69[7]	1.82	1.95[6]	1.73	1.72	1.75
Net investment income	3.03[7]	4.52	4.79	4.33	4.01	3.47
Portfolio turnover (%)	59	87	109	99	105	160

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
7 Annualized.

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$10.01	$8.95	$9.53	$9.67	$9.52	$10.06
Net investment income[2]	0.15	0.43	0.43	0.42	0.39	0.35
Net realized and unrealized gain (loss)
on investments	0.32	1.08	(0.59)	(0.14)	0.16	(0.51)
Total from investment operations	0.47	1.51	(0.16)	0.28	0.55	(0.16)
Less distributions
From net investment income	(0.17)	(0.45)	(0.42)	(0.42)	(0.40)	(0.38)
Net asset value, end of period	$10.31	$10.01	$8.95	$9.53	$9.67	$9.52
Total return (%)[3]	4.69[4,5]	17.13[4]	(1.47)	2.95[4]	5.84[4]	(1.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$26	$21	$12	$8	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[7]	1.83	1.95[6]	1.73	1.81	1.79
Expenses net of fee waivers	1.69[7]	1.83	1.95[6]	1.73	1.72	1.75
Expenses net of fee waivers and credits	1.69[7]	1.82	1.95[6]	1.73	1.72	1.75
Net investment income	3.01[7]	4.44	4.87	4.34	4.01	3.50
Portfolio turnover (%)	59	87	109	99	105	160

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
7 Annualized.

26	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$10.01	$8.95	$9.53	$9.67	$9.52	$10.06
Net investment income[2]	0.21	0.49	0.52	0.53	0.50	0.47
Net realized and unrealized gain (loss)
on investments	0.32	1.13	(0.58)	(0.14)	0.16	(0.51)
Total from investment operations	0.53	1.62	(0.06)	0.39	0.66	(0.04)
Less distributions
From net investment income	(0.23)	(0.56)	(0.52)	(0.53)	(0.51)	(0.50)
Net asset value, end of period	$10.31	$10.01	$8.95	$9.53	$9.67	$9.52
Total return (%)	5.27[3]	18.45	(0.45)	4.08	7.00	(0.51)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$2	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58[6]	0.68	1.12[5]	0.63	0.62	0.62
Expenses net of fee waivers	0.57[6]	0.68	1.12[5]	0.63	0.62	0.62
Expenses net of fee waivers and credits	0.57[6]	0.68	1.12[5]	0.63	0.62	0.62
Net investment income	4.13[6]	5.03	6.09	5.45	5.10	4.85
Portfolio turnover (%)	59	87	109	99	105	160

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
6 Annualized.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	27

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28	Investment Grade Bond Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$69,208,966	—	$69,208,966	—
Corporate Bonds	58,751,349	—	58,751,349	—
Convertible Bonds	871,875	—	871,875	—
Municipal Bonds	1,525,373	—	1,525,373	—
Capital Preferred Securities	939,074	—	939,074	—
Collateralized Mortgage
Obligations	25,112,830	—	24,464,388	$648,442
Asset Backed Securities	3,966,448	—	3,966,448	—
Preferred Securities	519,868	$519,868	—	—
Short-Term Investments	1,900,000	—	1,900,000	—

Total Investments
in Securities	$162,795,783	$519,868	$161,627,473	$648,442
Other Financial
Instruments:
Futures	$748	$748	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

COLLATERALIZED MORTGAGE
OBLIGATIONS

Balance as of 5-31-10	$1,116,442
Accrued discounts/premiums	—
Realized gain (loss)	268,720
Change in unrealized appreciation (depreciation)	(450,863)
Net purchases (sales)	(285,857)
Net transfers in and/or out of Level 3	—
Balance as of 11-30-10	$648,442
Change in unrealized at period end*	(139,717)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the six months ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined

Semiannual report | Investment Grade Bond Fund	29

in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/ accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

30	Investment Grade Bond Fund | Semiannual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $4,558,779 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2013	2014	2015

$756,259	$1,220,926	$2,581,594

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives, in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The

Semiannual report | Investment Grade Bond Fund	31

margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2010, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held futures contracts with absolute values ranging from $2.6 million to $2.7 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year	6	Long	Mar 2011	$763,688	$3,418
Bond Futures
U.S. Treasury 5-Year	16	Short	Mar 2011	(1,917,625)	(2,670)
Note Futures
					$748

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable for futures	Futures†	$3,418	($2,670)

Total			$3,418	($2,670)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized loss	($37,045)
Total		($37,045)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in unrealized appreciation	$6,469
	(depreciation)
Total		$6,469

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain

32	Investment Grade Bond Fund | Semiannual report

general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.400% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.385% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.40% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 0.98%, 1.73%, 1.73% and 0.57% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until September 30, 2011.

Accordingly, these fee waivers and/or reimbursements amounted to $916, $64, $123 and $212 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended November 30, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

A	0.25%
B	1.00%
C	1.00%

Semiannual report | Investment Grade Bond Fund	33

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $164,519 for the six months ended November 30, 2010. Of this amount, $1,506 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $152,137 was paid as sales commissions to broker-dealers and $10,876 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $4,683 and $2,439 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$156,489	$91,067
B	41,050	5,959
C	120,767	17,822
I	—	1,210
Total	$318,306	$116,058

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are

34	Investment Grade Bond Fund | Semiannual report

invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,516,013	$15,513,121	3,046,523	$29,732,081
Distributions reinvested	205,306	2,113,632	500,338	4,872,542
Repurchased	(1,653,612)	(16,923,298)	(2,434,626)	(23,530,975)

Net increase	67,707	$703,455	1,112,235	$11,073,648

Class B shares

Sold	154,387	$1,583,533	366,477	$3,545,402
Distributions reinvested	8,901	91,625	23,250	226,781
Repurchased	(137,457)	(1,406,815)	(312,401)	(3,035,024)

Net increase	25,831	$268,343	77,326	$737,159

Class C shares

Sold	717,993	$7,347,114	1,203,181	$11,707,974
Distributions reinvested	23,591	242,930	46,738	456,892
Repurchased	(336,036)	(3,447,563)	(500,880)	(4,872,803)

Net increase	405,548	$4,142,481	749,039	$7,292,063

Class I shares

Sold	334,159	$3,369,887	321,933	$3,219,949
Distributions reinvested	8,128	83,621	9,542	93,068
Repurchased	(348,080)	(3,607,335)	(72,830)	(709,290)

Net increase (decrease)	(5,793)	($153,827)	258,645	$2,603,727

Net increase	493,293	$4,960,452	2,197,245	$21,706,597

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $78,647,202 and $45,403,501, respectively, for the six months ended November 30, 2010. Purchases and sales of U.S. Treasury obligations aggregated $38,782,478 and $47,959,725, respectively, for the six months ended November 30, 2010.

Semiannual report | Investment Grade Bond Fund	35

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Investment Grade Bond Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

36	Investment Grade Bond Fund | Semiannual report

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement.

Semiannual report | Investment Grade Bond Fund	37

The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Investment Grade Bond Fund	19.16%	5.43%	4.44%	5.79%
BarCap US Aggregate Bond TR Index	5.93%	6.04%	4.97%	6.33%
Intermediate-Term Bond Category Median	12.77%	5.37%	4.41%	5.66%
Morningstar 15(c) Peer Group Median	10.62%	5.20%	4.41%	5.15%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

38	Investment Grade Bond Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was lower than the Category median and slightly lower than the Peer Group median. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.19%	Inline	Higher
Net Expense Ratio (Class A)	1.16%	Higher	Higher

The Board viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2011. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

Semiannual report | Investment Grade Bond Fund	39

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	Investment Grade Bond Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Francis V. Knox, Jr.	companies to affirm that, to the best of their
Chief Compliance Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Investment Grade Bond Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	550SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

John Hancock

MUTUAL FUNDS

John Hancock
Government Income Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10	11-30-10

Class A	0.03	4.62	4.66	–1.80	0.03	25.35	57.64	3.22	3.16

Class B	–1.12	4.44	4.51	–2.64	–1.12	24.25	55.48	2.62	2.57

Class C	3.00	4.80	4.36	1.47	3.00	26.41	53.17	2.63	2.58

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 9-30-11. The net expenses are as follows: Class A — 1.09%, Class B — 1.84% and Class C — 1.84%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.20%, Class B — 1.95% and Class C — 1.95%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

6	Government Income Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$15,548	$15,548	$17,574

Class C2	11-30-00	15,317	15,317	17,574

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Government Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,028.60	$5.49

Class B	1,000.00	1,023.60	9.28

Class C	1,000.00	1,024.70	9.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Government Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,019.70	$5.47

Class B	1,000.00	1,015.90	9.25

Class C	1,000.00	1,015.90	9.25

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.08%, 1.83% and 1.83% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Government Income Fund	9

Portfolio summary

Portfolio Composition[1]

U.S. Government Agency	51%	Collateralized Mortgage Obligations	8%

U.S. Government	22%	Asset-Backed Securities	3%

U.S. Government Agency Collateralized		Corporate Bonds	2%
Mortgage Obligations	10%
		Short-Term Investments & Other	4%

Quality Composition[1,2]

U.S Government & Agency Obligations	83%	BBB	1%

AAA	6%	B	1%

AA	1%	CCC & Below	1%

A	3%	Short-Term Investments & Other	4%

1 As a percentage of net assets on 11-30-10.

2 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	Government Income Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 73.63%				$278,147,095

(Cost $274,003,624)

U.S. Government 22.16%				83,699,954

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	1.375	01-15-20	$7,070,840	7,544,254
Inflation Indexed Note (D)	2.000	07-15-14	9,270,640	10,048,502
Inflation Indexed Note (D)	3.875	04-15-29	1,561,258	2,173,319

U.S. Treasury
Bond	3.500	02-15-39	3,000,000	2,686,875
Bond	4.375	05-15-40	10,000,000	10,439,100
Bond	4.500	08-15-39	5,415,000	5,775,433
Bond	8.750	08-15-20	4,905,000	7,447,938
Note	1.250	08-31-15	7,885,000	7,838,802
Note	1.250	09-30-15	6,390,000	6,344,069
Note	1.875	06-30-15	6,555,000	6,718,364
Note	2.125	05-31-15	3,710,000	3,844,784
Note (L)	2.625	08-15-20	13,000,000	12,838,514

U.S. Government Agency 51.47%				194,447,141

Federal Agricultural Mortgage Corp.,
Gtd. Note Trust 2007-1 (S)	5.125	04-19-17	8,610,000	9,658,526

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11-01-24	4,531,518	4,758,805
15 Yr Pass Thru Ctf	5.500	10-01-19	534,586	580,090
30 Yr Pass Thru Ctf	4.000	01-01-40	60,145	60,973
30 Yr Pass Thru Ctf	4.000	08-01-40	9,814,981	9,950,116
30 Yr Pass Thru Ctf	4.500	04-01-39	14,624,195	15,327,059

Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01-01-24	9,027,258	9,385,702
15 Yr Pass Thru Ctf	4.000	06-01-24	19,942,333	20,734,179
15 Yr Pass Thru Ctf	4.000	07-01-24	6,456,248	6,712,605
15 Yr Pass Thru Ctf (P)	4.277	05-01-34	5,969,978	6,270,109
15 Yr Pass Thru Ctf	5.000	05-01-23	9,866,054	10,490,582
15 Yr Pass Thru Ctf (P)	5.176	04-01-48	531,839	560,034
30 Yr Pass Thru Ctf (P)	3.577	07-01-39	3,823,331	4,002,693
30 Yr Pass Thru Ctf (P)	4.859	12-01-38	3,820,716	4,013,648
30 Yr Pass Thru Ctf	5.000	11-01-33	8,284,316	8,802,582
30 Yr Pass Thru Ctf	5.000	09-01-40	3,547,917	3,756,570
30 Yr Pass Thru Ctf	5.000	09-01-40	10,417,560	11,030,215
30 Yr Pass Thru Ctf (P)	5.395	11-01-38	3,246,765	3,423,380
30 Yr Pass Thru Ctf	5.500	09-01-34	12,212,853	13,177,978
30 Yr Pass Thru Ctf	5.500	07-01-36	16,152,464	17,428,917
30 Yr Pass Thru Ctf	5.500	12-01-36	12,747,485	13,707,056
30 Yr Pass Thru Ctf	5.500	06-01-37	6,188,041	6,689,622
30 Yr Pass Thru Ctf	5.500	08-01-37	9,444,581	10,193,893
30 Yr Pass Thru Ctf	6.500	06-01-39	3,302,420	3,697,790

See notes to financial statements	Semiannual report | Government Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04-15-13	$33,916	$34,017

Corporate Bonds 2.00%				$7,552,525

(Cost $7,580,313)

Financials 2.00%				7,552,525

Diversified Financial Services 2.00%

Crown Castle Towers LLC (S)	6.113	01-15-20	$685,000	734,986

GTP Towers Issuer LLC (S)	4.436	02-15-15	910,000	961,735

Private Export Funding Corp.	2.250	12-15-17	6,000,000	5,855,804

Collateralized Mortgage Obligations 17.72%				$66,926,742

(Cost $65,576,892)

Collateralized Mortgage Obligations 8.26%				31,196,197

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	$1,365,000	1,455,764

Banc of America Funding Corp.,
Series 2007-E, Class 4A1 (P)	5.705	07-20-47	592,836	414,139

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.473	08-25-36	650,883	410,874

Commercial Mortgage Pass Through
Certificates (P),
Series 2007-C9, Class A4	6.009	12-10-49	2,245,000	2,413,143

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	7,042	6,051

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03-10-39	2,094,000	2,189,583

GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1 (P)	2.882	09-25-35	1,410,728	1,292,225

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.285	08-19-45	6,103,201	229,884
Series 2005-2, Class X IO	2.299	05-19-35	24,596,697	1,025,513
Series 2006-SB1, Class A1A (P)	1.192	12-19-36	1,055,776	558,470

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.841	10-25-36	17,332,299	585,832
Series 2005-AR18, Class 2X IO	1.876	10-25-36	17,166,601	535,598

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04-15-45	1,435,000	1,456,489
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,101,111

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	1,770,000	1,782,887
Series 2006-C4, Class A4 (P)	6.078	06-15-38	1,720,000	1,869,194
Series 2007-C2, Class A3	5.430	02-15-40	2,125,000	2,208,039

MLCC Mortgage Investors, Inc.,
Series 2006-3, Class 2A1 (P)	6.062	10-25-36	1,547,711	1,455,267

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	2,025,000	2,099,526
Series 2008-HQ8, Class AM (P)	5.610	03-12-44	1,645,000	1,669,844

Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A (P)	2.114	03-25-44	1,360,248	1,270,489

12	Government Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Collateralized Mortgage Obligations (continued)

WaMu Mortgage Pass Through Certificates,
Series 2005-AR1, Class X IO	1.640	01-25-45	$31,952,726	$1,243,674
Series 2005-AR12, Class 1A2 (P)	2.722	10-25-35	579,399	563,829
Series 2006-AR4, Class 1A1B (P)	1.282	05-25-46	925,176	568,093
Series 2005-AR13, Class B1 (P)	0.853	10-25-45	1,514,275	231,760
Series 2005-AR6, Class B1 (P)	0.853	04-25-45	1,669,620	259,703

Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR5, Class 1A1 (P)	5.094	04-25-35	1,318,827	1,299,216

U.S. Government Agency 9.46%				35,730,545

Federal Home Loan Mortgage Corp.
Series 3528, Class AD	4.500	10-15-46	3,995,545	4,104,524
Series 3545, Class PA	4.000	06-15-39	6,611,694	6,831,689
Series 3581, Class IO	6.000	10-15-39	1,371,216	255,771
Series 3623, Class LI IO	4.500	01-15-25	1,519,899	158,193
Series 3630, Class BI IO	4.000	05-15-27	940,381	86,507

Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	4,548,587	5,067,602
Series 2009-109, Class IW IO	4.500	04-25-38	2,062,868	256,360
Series 2009-47, Class EI IO	5.000	08-25-19	1,928,678	236,010
Series 2009-50, Class GI IO	5.000	05-25-39	3,427,993	571,376
Series 2009-78, Class IB IO	5.000	06-25-39	4,678,638	643,412
Series 2010-14, Class AI IO	4.000	08-25-27	2,675,900	266,019
Series 2010-25, Class NI IO	5.000	03-25-25	7,039,884	867,764
Series 2010-3, Class LI IO	5.000	02-25-25	18,378,673	2,316,345
Series 2010-36, Class BI IO	4.000	03-25-28	2,841,903	298,751
Series 2010-72, Class CA	4.500	01-25-28	4,036,287	4,285,283
Series 398, Class C3 IO	4.500	05-25-39	2,864,036	448,151
Series 401, Class C2 IO	4.500	06-25-39	2,009,336	314,125
Series 402, Class 3 IO	4.000	11-25-39	2,045,199	360,910
Series 402, Class 4 IO	4.000	10-25-39	3,623,147	671,782
Series 402, Class 7 IO	4.500	11-25-39	3,241,379	533,696

Government National Mortgage Association
Series 2009-45, Class DA	4.500	06-20-39	6,474,268	6,840,151
Series 2010-78, Class AI IO	4.500	04-20-39	3,151,396	316,124

Asset Backed Securities 2.85%				$10,785,467

(Cost $10,207,462)

Asset Backed Securities 2.85%				10,785,467

Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1 (P)	0.613	09-25-34	667,622	614,035

Asset Backed Funding Certificates,
Series 2005-HE1, Class M1 (P)	0.673	03-25-35	665,958	593,296

Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.605	02-28-41	855,928	707,246

Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2 (P)(S)	0.493	07-25-36	978,392	844,530

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.313	10-25-36	399,858	314,569

Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.433	06-25-36	1,594,248	1,395,554

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2 (S)	5.261	04-25-37	1,600,000	1,640,000

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03-25-16	1,380,000	1,510,937

See notes to financial statements	Semiannual report | Government Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

Lehman XS Trust,
Series 2005-7N, Class 1A1B (P)	0.553	12-25-35	$660,373	$267,208

New Century Home Equity Loan Trust,
Series 2005-1, Class M1 (P)	0.703	03-25-35	547,000	471,139

Novastar Home Equity Loan,
Series 2004-4, Class M3 (P)	1.333	03-25-35	1,155,000	1,066,551

Park Place Securities, Inc.,
Series 2005-WCH1, Class M2 (P)	0.773	01-25-36	670,000	590,134

Residential Asset Securities Corp.,
Series 2005-KS4, Class M1 (P)	0.663	05-25-35	820,000	770,268

		Maturity	Shares/
	Yield* (%)	date	Par value	Value

Short-Term Investments 4.20%				$15,851,729

(Cost $15,852,200)

Federal Home Loan Bank Discount Notes	0.710	12-01-10	$12,200,000	12,200,000

John Hancock Collateral Investment Trust (W)	0.2629 (Y)		364,914	3,651,729

Total investments (Cost $373,220,491)† 100.40%				$379,263,558

Other assets and liabilities, net (0.40%)				($1,513,025)

Total net assets 100.00%				$377,750,533

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

(D) Principal amount of security is adjusted for inflation.

(L) All or a portion of this security is on loan as of 11-30-10.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $373,989,283. Net unrealized appreciation aggregated $5,274,275, of which $10,924,409 related to appreciated investment securities and $5,650,134 related to depreciated investment securities.

14	Government Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $369,568,291) including
$3,587,461 of securities loaned (Note 2)	$375,611,829
Investments in affiliated issuers, at value (Cost $3,652,200) (Note 2)	3,651,729

Total investments, at value (Cost $373,220,491)	379,263,558
Cash	7,222
Cash held at broker for futures contracts	179,640
Receivable for fund shares sold	336,953
Interest receivable	2,279,565
Receivable for futures variation margin	24,716
Receivable due from adviser	510
Other receivables and prepaid assets	56,614

Total assets	382,148,778

Liabilities

Payable for fund shares repurchased	339,340
Payable upon return of securities loaned (Note 2)	3,652,200
Distributions payable	190,309
Payable to affiliates
Accounting and legal services fees	5,048
Transfer agent fees	64,126
Distribution and service fees	28,317
Trustees’ fees	45,178
Other liabilities and accrued expenses	73,727
Total liabilities	4,398,245

Net assets

Capital paid-in	$390,320,366
Accumulated distributions in excess of net investment income	(254,081)
Accumulated net realized loss on investments and futures contracts	(18,384,274)
Net unrealized appreciation (depreciation) on investments and
futures contracts	6,068,522

Net assets	$377,750,533

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($329,178,547 ÷ 34,195,836 shares)	$9.63
Class B ($14,567,072 ÷ 1,513,495 shares)[1]	$9.62
Class C ($34,004,914 ÷ 3,532,494 shares)[1]	$9.63

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.08

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Government Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,714,909
Securities lending	228

Total investment income	6,715,137

Expenses

Investment management fees (Note 5)	1,158,996
Distribution and service fees (Note 5)	677,246
Accounting and legal services fees (Note 5)	30,549
Transfer agent fees (Note 5)	360,835
Trustees’ fees (Note 5)	18,405
State registration fees	21,429
Printing and postage	34,221
Professional fees	30,650
Custodian fees	29,333
Other	17,601

Total expenses	2,379,265
Less expense reductions (Note 5)	(90,916)

Net expenses	2,288,349

Net investment income	4,426,788

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,392,528
Futures contracts (Note 3)	72,964
7,465,492
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,362,692)
Investments in affiliated issuers	(471)
Futures contracts (Note 3)	119,344

(1,243,819)

Net realized and unrealized gain	6,221,673

Increase in net assets from operations	$10,648,461

16	Government Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$4,426,788	$11,915,426
Net realized gain	7,465,492	1,587,638
Change in net unrealized appreciation (depreciation)	(1,243,819)	11,957,997

Increase in net assets resulting from operations	10,648,461	25,461,061

Distributions to shareholders
From net investment income
Class A	(4,557,925)	(11,989,925)
Class B	(150,023)	(501,427)
Class C	(348,600)	(1,016,824)

Total distributions	(5,056,548)	(13,508,176)

From Fund share transactions (Note 6)	(4,133,718)	(28,824,472)

Total increase (decrease)	1,458,195	(16,871,587)

Net assets

Beginning of period	376,292,338	393,163,925

End of period	$377,750,533	$376,292,338

(Accumulated distributions in excess of)/undistributed net
investment income	($254,081)	$375,679

See notes to financial statements	Semiannual report | Government Income Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$9.49	$9.19	$9.09	$8.87	$8.79	$9.26
Net investment income[2]	0.11	0.30	0.33	0.41	0.41	0.36
Net realized and unrealized gain (loss)
on investments	0.16	0.34	0.13	0.23	0.09	(0.45)
Total from investment operations	0.27	0.64	0.46	0.64	0.50	(0.09)
Less distributions
From net investment income	(0.13)	(0.34)	(0.36)	(0.42)	(0.42)	(0.38)
Net asset value, end of period	$9.63	$9.49	$9.19	$9.09	$8.87	$8.79
Total return (%)[3,4]	2.86[5]	7.08	5.15	7.30	5.76	(0.99)

Ratios and supplemental data

Net assets, end of period (in millions)	$329	$327	$337	$322	$320	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.13	1.21[7]	1.10	1.10	1.12
Expenses net of fee waivers	1.08[6]	1.09	1.16[7]	1.04	1.05	1.08
Expenses net of fee waivers and credits	1.08[6]	1.08	1.16[7]	1.04	1.05	1.08
Net investment income	2.38[6]	3.22	3.70	4.53	4.64	4.00
Portfolio turnover (%)	24[8]	91[8]	157[8]	154	168	209

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 The portfolio turnover rate including the effect of ‘’TBA’’ (to be announced) for the periods ended were as follows: 77%, 127% and 207% for 11-30-10, 5-31-10 and 5-31-09, respectively. Prior years include the effect of TBA transactions.

18	Government Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$9.49	$9.18	$9.09	$8.87	$8.79	$9.26
Net investment income[2]	0.08	0.23	0.26	0.34	0.34	0.29
Net realized and unrealized gain (loss)
on investments	0.14	0.35	0.12	0.23	0.09	(0.44)
Total from investment operations	0.22	0.58	0.38	0.57	0.43	(0.15)
Less distributions
From net investment income	(0.09)	(0.27)	(0.29)	(0.35)	(0.35)	(0.32)
Net asset value, end of period	$9.62	$9.49	$9.18	$9.09	$8.87	$8.79
Total return (%)[3,4]	2.36[5]	6.39	4.25	6.51	4.98	(1.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$15	$21	$17	$19	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[6]	1.88	1.97[7]	1.86	1.85	1.87
Expenses net of fee waivers	1.83[6]	1.84	1.92[7]	1.80	1.80	1.83
Expenses net of fee waivers and credits	1.83[6]	1.83	1.92[7]	1.79	1.80	1.83
Net investment income	1.63[6]	2.48	2.90	3.79	3.88	3.23
Portfolio turnover (%)	24[8]	91[8]	157[8]	154	168	209

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 The portfolio turnover rate including the effect of ‘’TBA’’ (to be announced) for the periods ended were as follows: 77%, 127% and 207% for 11-30-10, 5-31-10 and 5-31-09, respectively. Prior years include the effect of TBA transactions.

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$9.49	$9.18	$9.09	$8.86	$8.79	$9.26
Net investment income[2]	0.08	0.23	0.25	0.34	0.34	0.29
Net realized and unrealized gain (loss)
on investments	0.15	0.35	0.13	0.24	0.08	(0.44)
Total from investment operations	0.23	0.58	0.38	0.58	0.42	(0.15)
Less distributions
From net investment income	(0.09)	(0.27)	(0.29)	(0.35)	(0.35)	(0.32)
Net asset value, end of period	$9.63	$9.49	$9.18	$9.09	$8.86	$8.79
Total return (%)[3,4]	2.47[5]	6.41	4.25	6.51	4.98	(1.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$34	$36	$10	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]	1.87	2.00[6]	1.85	1.85	1.87
Expenses net of fee waivers	1.83[7]	1.84	1.93[6]	1.79	1.80	1.83
Expenses net of fee waivers and credits	1.83[7]	1.83	1.93[6]	1.79	1.80	1.83
Net investment income	1.63[7]	2.46	2.79	3.75	3.91	3.24
Portfolio turnover (%)	24[8]	91[8]	157[8]	154	168	209

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.
8 The portfolio turnover rate including the effect of ‘’TBA’’ (to be announced) for the periods ended were as follows: 77%, 127% and 207% for 11-30-10, 5-31-10 and 5-31-09, respectively. Prior years include the effect of TBA transactions.

See notes to financial statements	Semiannual report | Government Income Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$278,147,095	—	$278,147,095	—
Corporate Bonds	7,552,525	—	7,552,525	—
Collateralized Mortgage
Obligations	66,926,742	—	65,489,188	$1,437,554
Asset Backed Securities	10,785,467	—	10,785,467	—
Short-Term Investments	15,851,729	$3,651,729	12,200,000	—

Total Investments
in Securities	$379,263,558	$3,651,729	$374,174,275	$1,437,554
Other Financial
Instruments:
Futures	$25,455	$25,455	—	—

20	Government Income Fund | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

COLLATERALIZED
MORTGAGE OBLIGATIONS

Balance as of 5-31-10	$2,793,572
Accrued discounts/premiums	—
Realized gain (loss)	830,167
Change in unrealized appreciation (depreciation)	(1,288,341)
Net purchases (sales)	(897,844)
Net transfers in and/or out of Level 3	—
Balance as of 11-30-10	$1,437,554
Change in unrealized at period end*	(327,108)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the six months ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period.

Semiannual report | Government Income Fund	21

TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six month period ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

22	Government Income Fund | Semiannual report

For federal income tax purposes, the Fund has a capital loss carryforward of $24,832,100 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2013	2014	2015	2018

$4,248,579	$4,467,829	$9,620,557	$6,462,038	$33,097

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to pay-downs and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives, in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

Semiannual report | Government Income Fund	23

During the six months ended November 30, 2010, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held futures contracts with absolute values ranging from $13.7 million to $14.6 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year	60	Long	Mar 2011	$7,636,875	$34,467
Bond Futures
U.S. Treasury 5-Year	54	Short	Mar 2011	(6,471,984)	(9,012)
Note Futures
					$25,455

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable for futures	Futures†	$34,467	($9,012)

Total			$34,467	($9,012)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain	$72,964

Total		$72,964

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in unrealized appreciation	$119,344
	(depreciation)
Total		$119.344

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24	Government Income Fund | Semiannual report

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $300,000,000, (c) 0.480% of the next $400,000,000, (d) 0.450% of the next $1,000,000,000 and (e) 0.430% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the management fee to a maximum annual rate of 0.55% of the Fund’s average daily net assets, at least until September 30, 2011. Accordingly, the expense reductions related to the management fee limitation amounted to $90,916 for the six months ended November 30, 2010.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.09%, 1.84%, and 1.84% for Class A, Class B and Class C shares, respectively. The fee waivers and/or reimbursements will continue in effect until September 30, 2011.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

A	0.25%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $107,421 for the six months ended November 30, 2010. Of this amount, $2,101 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $90,323 was paid as sales commissions to broker-dealers and $14,997 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Semiannual report | Government Income Fund	25

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $13,078 and $5,895 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$421,573	$313,361
B	77,003	14,294
C	178,670	33,180
Total	$677,246	$360,835

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

26	Government Income Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,164,144	$30,481,665	5,932,300	$55,606,069
Distributions reinvested	372,877	3,600,155	990,854	9,273,026
Repurchased	(3,858,983)	(37,228,553)	(9,050,352)	(84,423,926)

Net decrease	(321,962)	($3,146,733)	(2,127,198)	($19,544,831)

Class B shares

Sold	250,364	$2,412,467	519,867	$4,853,336
Distributions reinvested	10,816	104,399	37,916	354,498
Repurchased	(361,783)	(3,487,943)	(1,191,779)	(11,097,988)

Net decrease	(100,603)	($971,077)	(633,996)	($5,890,154)

Class C shares

Sold	750,741	$7,216,518	3,072,799	$28,785,343
Distributions reinvested	22,199	214,323	59,397	555,907
Repurchased	(772,060)	(7,446,749)	(3,509,096)	(32,730,737)

Net increase (decrease)	880	($15,908)	(376,900)	($3,389,487)

Net decrease	(421,685)	($4,133,718)	(3,138,094)	($28,824,472)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $141,765,887 and $19,759,568, respectively, for the six months ended November 30, 2010. Purchases and sales of U.S. Treasury obligations aggregated $64,286,455 and $71,884,825, respectively, for the six months ended November 30, 2010.

Semiannual report | Government Income Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Government Income Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser), and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients;

28	Government Income Fund | Semiannual report

(c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | Government Income Fund	29

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Government Income Fund	4.73%	5.58%	4.42%	5.44%
Barclays Capital U.S. Government	–2.20%	6.10%	4.87%	6.17%
Bond Index
Intermediate Government	3.67%	5.82%	4.62%	5.61%
Category Median
Morningstar 15(c) Peer Group Median	3.61%	5.58%	4.42%	5.43%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered presentations made by the Subadviser and the Adviser on the investment management style of the Subadviser and noted that the Fund has improved performance over the one-year period due to its overweight position in mortgage-backed securities. Performance remains competitive with the performance of the Fund’s benchmark index as well as its Category and Peer Group medians for the three-, five- and ten-year periods.

30	Government Income Fund | Semiannual report

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was slightly higher than the Category median and inline with the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to limit the Advisory Agreement Rate to 0.55% for at least another year.

The Board reviewed the Fund’s Gross Expense Ratio of 1.15% and Net Expense Ratio of 1.10% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.09% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2011. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating

Semiannual report | Government Income Fund	31

expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

32	Government Income Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Francis V. Knox, Jr.	companies to affirm that, to the best of their
Chief Compliance Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Government Income Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	560SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10

Class A	25.26	4.30	7.05	6.23	25.26	23.45	97.62	5.42

Class B	25.47	4.30	6.90	6.36	25.47	23.42	94.88	4.91

Class C	29.14	4.50	6.74	9.78	29.14	24.63	92.04	4.92

Class I1,2	31.56	5.62	7.92	11.38	31.56	31.46	114.22	6.08

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.12%, Class B — 1.87%, Class C — 1.87% and Class I — 0.65%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I shares prospectus.

2 6-30-93 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 8-27-07. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

6	High Yield Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$19,488	$19,488	$22,939

Class C2	11-30-00	19,204	19,204	22,939

Class I3,4	11-30-00	21,422	21,422	22,939

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Bank of America Merrill Lynch U.S. High-Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I shares prospectus.

4 6-30-93 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 8-27-07. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

Semiannual report | High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 ■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

 ■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,111.90	$5.45

Class B	1,000.00	1,113.60	9.43

Class C	1,000.00	1,107.80	9.41

Class I	1,000.00	1,113.80	3.34

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,019.90	$5.22

Class B	1,000.00	1,016.10	9.00

Class C	1,000.00	1,016.10	9.00

Class I	1,000.00	1,021.90	3.19

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.78%, 1.78% and 0.63% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Fund	9

Portfolio summary

Top 10 Issuers[1,2]

Greektown Superholdings, Inc.	7.8%	Continental Airlines Finance Trust II	3.6%

Delta Air Lines, Inc.	7.7%	Ford Motor Company	3.5%

Rain CII Carbon LLC	5.3%	Mohegan Tribal Gaming Authority	3.3%

XM Satellite Radio, Inc.	5.3%	Charter Communications, Inc.,
		Class A	2.9%
UAL Corp.	4.5%

US Airways Group, Inc.	3.9%

Sector Composition[3,4]

Consumer Discretionary	52%	Telecommunication Services	1%

Industrials	26%	Energy	1%

Materials	11%	Consumer Staples	1%

Financials	6%	Short-Term Investments & Other	1%

Asset-Backed Securities	1%

Quality Composition[3,5]

BBB	3%

BB	16%

B	33%

CCC & Below	18%

Equity	21%

Not Rated	8%

Short-Term Investments & Other	1%

1 As a percentage of net assets on 11-30-10. Cash and cash equivalents are not included in Top 10 Issuers.

2 Credit Default Swaps

The following table outlines, as of 11-30-10, the Fund’s investment exposure to issuers for which the Fund holds credit default swaps. For more information on credit default swaps, refer to Note 3 of the Notes to Financial Statements.

		Unrealized Appreciation
	Investments held	(Depreciation) on
Issuer	by the Fund	Credit Default Swaps
Delta Airlines, Inc.	7.74%	0.13%
AMR Corp.	0.98%	0.02%
Texas Competitive Electric Holdings Company LLC	0.00%	(0.36%)

3 As a percentage of net assets on 11-30-10.

4 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

5 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	High Yield Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 42.71%				$461,055,837

(Cost $613,404,759)

Consumer Discretionary 24.01%				259,223,453

Auto Components 3.76%

Allison Transmission, Inc., PIK (S)	11.250	11-01-15	$27,549,400	30,028,842

Exide Technologies, Series B	10.500	03-15-13	10,456,000	10,599,770

Hotels, Restaurants & Leisure 14.93%

FDR Management LLC	16.000	05-31-12	9,014,058	4,155,481

FDR Management LLC, Social House Note	15.000	05-31-12	703,676	703,676

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	22,920,000	73,344

Fontainebleau Las Vegas Holdings LLC, PIK (H)	12.500	06-01-22	14,575,170	0

Greektown Superholdings, Inc. (S)	13.000	07-01-15	37,938,000	41,921,490

Indianapolis Downs LLC & Capital Corp., PIK (S)	15.500	11-01-13	726,488	202,509

Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02-15-14	9,635,000	3,287,944

Majestic Holdco LLC (H)(S)	12.500	10-15-11	10,000,000	1,100

Majestic Star Casino LLC (H)	9.750	01-15-11	8,675,000	878,344

Majestic Star Casino LLC (H)	9.500	10-15-10	37,627,000	23,657,976

Marquee Holdings, Inc.	12.000	08-15-14	1,555,000	1,278,988

Mashantucket Western Pequot Tribe (H)(S)	5.912	09-01-21	1,470,000	960,939

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	42,590,000	5,110,800

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	4,430,000	4,031,300

Mohegan Tribal Gaming Authority	8.000	04-01-12	6,360,000	5,596,800

Mohegan Tribal Gaming Authority	7.125	08-15-14	13,890,000	9,653,550

Mohegan Tribal Gaming Authority	6.875	02-15-15	5,080,000	3,403,600

Mohegan Tribal Gaming Authority	6.125	02-15-13	15,655,000	13,424,163

MTR Gaming Group, Inc.	12.625	07-15-14	13,570,000	13,977,100

MTR Gaming Group, Inc., Series B	9.000	06-01-12	32,435,000	28,867,150

Silver Slipper Casino	16.000	01-31-11	22,271	20,752

Silver Slipper Casino	7.000	01-31-11	3,003	2,798

Household Durables 0.52%

Beazer Homes USA, Inc. (S)	9.125	05-15-19	5,965,000	5,622,013

Media 4.80%

Adelphia Communications Corp., Escrow
Certificates (I)	10.250	11-01-49	2,990,000	44,850

Adelphia Communications Corp., Escrow
Certificates (I)	9.875	03-01-49	5,985,000	89,775

Canadian Satellite Radio Holdings, Inc.	18.000	09-14-14	837,775	808,906

See notes to financial statements	Semiannual report | High Yield Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

Canadian Satellite Radio Holdings, Inc.	12.750	02-15-14	$15,100,000	$13,627,750

Canadian Satellite Radio Holdings, Inc.
(CAD)(D)	8.000	09-10-14	6,400,000	4,404,044

Canadian Satellite Radio Holdings, Inc.	1.500	02-14-16	952,926	668,783

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	7,813,683	9,190,845

Clear Channel Communications, Inc., PIK	11.000	08-01-16	27,894,012	20,641,569

SuperMedia, Inc., Escrow Certificates (I)	8.000	11-15-16	68,145,000	1

Vertis, Inc., PIK (H)	13.500	04-01-14	3,643,686	109,311

Vertis, Inc., Series A, PIK (H)	18.500	10-01-12	9,264,372	2,177,127

Young Broadcasting, Inc. (H)	10.000	03-01-11	6,306,000	63

Consumer Staples 0.55%				5,996,244

Food & Staples Retailing 0.42%

Great Atlantic & Pacific Tea Company (S)	11.375	08-01-15	5,780,000	4,580,650

Personal Products 0.00%

Global Health Sciences, Inc. (H)	11.000	05-01-08	3,175,000	0

Tobacco 0.13%

North Atlantic Holding Company, Inc.	12.250	03-01-14	1,300,000	481,000

North Atlantic Trading Company (S)	10.000	03-01-12	996,900	934,594

Energy 0.34%				3,643,820

Oil, Gas & Consumable Fuels 0.34%

Dominion Petroleum Acquisitions (R)	8.500	10-01-11	3,649,834	3,643,820

Financials 3.11%				33,623,118

Diversified Financial Services 1.42%

Dunkin Finance Corp. (S)	9.625	12-01-18	12,140,000	12,215,875

Nationstar Mortgage/Nationstar Capital
Corp. (S)	10.875	04-01-15	3,195,000	3,107,138

Insurance 0.37%

MBIA Insurance Corp. (14.00% to 1-15-13,
then 3 month LIBOR + 11.26%) (S)	14.000	01-15-33	8,135,000	4,067,500

Real Estate Management & Development 1.32%

Realogy Corp.	12.375	04-15-15	2,355,000	1,913,438

Realogy Corp.	10.500	04-15-14	2,420,000	2,087,250

Realogy Corp., PIK	11.000	04-15-14	11,863,092	10,231,917

Industrials 4.14%				44,697,762

Aerospace & Defense 0.07%

Colt Defense LLC (S)	8.750	11-15-17	1,165,000	739,775

Airlines 2.72%

American Airlines, Inc. (S)	10.320	07-30-14	3,876,554	3,799,022

American Airlines, Inc.	10.190	05-26-16	4,211,000	4,079,406

American Airlines, Inc.	8.080	09-11-11	116,487	119,545

GOL Finance (S)	8.750	— (Q)	14,970,000	14,520,900

KLM Royal Dutch Airlines NV (2.125% to
2-12-15, coupon reset every 10 years by
company) (CHF)(D)	2.125	12-29-49	1,680,000	623,524

Northwest Airlines, Inc., Escrow Certificates (I)	10.000	02-01-49	7,250,000	7,250

Northwest Airlines, Inc., Escrow Certificates (I)	9.875	03-15-37	43,785,000	43,785

Northwest Airlines, Inc., Escrow Certificates (I)	8.875	06-01-49	28,886,000	28,886

12	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Northwest Airlines, Inc., Escrow Certificates (I)	8.700	03-15-49	$15,806,000	$15,806

Northwest Airlines, Inc., Escrow Certificates (I)	7.875	12-31-49	1,915,000	1,915

Northwest Airlines, Inc., Escrow Certificates (I)	7.625	11-15-23	45,535,000	45,535

Northwest Airlines, Inc., Escrow Certificates (I)	6.625	05-15-23	15,437,000	18,988

Northwest Airlines, Inc., Escrow Certificates (I)	—	01-16-17	15,890,000	0

US Airways Group, Inc.	6.820	01-30-14	7,296,879	6,019,925

US Airways Group, Inc. (H)	11.200	03-31-11	606,056	0

Building Products 0.03%

USG Corp. (S)	9.750	08-01-14	310,000	325,500

Commercial Services & Supplies 0.45%

MSX International, Inc. (S)	12.500	04-01-12	4,230,000	3,722,400

Quebecor World, Inc., Escrow Certificates (I)(S)	9.750	01-15-49	10,410,000	520,500

Quebecor World, Inc., Escrow Certificates (I)	6.500	08-01-49	1,850,000	92,500

Quebecor World, Inc., Escrow Certificates (I)	6.125	11-15-13	9,970,000	498,500

Quebecor World, Inc., Escrow Certificates (I)(S)	4.875	11-15-49	1,210,000	60,500

Professional Services 0.00%

PCA LLC (H)	11.875	08-01-09	3,000,000	300

Road & Rail 0.87%

Western Express, Inc. (S)	12.500	04-15-15	11,140,000	9,413,300

Information Technology 0.25%				2,688,300

Internet Software & Services 0.25%

Friendfinder Networks, Inc.	14.000	09-30-13	2,610,000	2,688,300

Materials 9.88%				106,692,640

Chemicals 2.42%

American Pacific Corp.	9.000	02-01-15	25,565,000	25,596,956

Applied Extrusion Technologies, Inc. (L)(S)	12.000	03-15-12	536,364	541,528

Metals & Mining 5.36%

LTV Corp. (H)	11.750	11-15-09	9,700,000	0

Rain CII Carbon LLC (S)	11.125	11-15-15	33,325,000	35,824,375

Rain CII Carbon LLC (S)	8.000	12-01-18	22,120,000	22,092,350

Paper & Forest Products 2.10%

Abitibi-Consolidated of Canada, Inc. (H)(S)	15.500	12-31-49	1,339,000	1,031,867

Abitibi-Consolidated of Canada, Inc. (H)	8.375	04-01-15	9,995,000	1,624,188

Abitibi-Consolidated of Canada, Inc. (H)	7.750	06-15-11	3,000,000	487,500

Abitibi-Consolidated of Canada, Inc. (H)	6.000	06-20-13	4,880,000	793,000

Abitibi-Consolidated, Inc. (H)	8.850	08-01-30	3,000,000	487,500

Abitibi-Consolidated, Inc. (H)	7.400	04-01-18	3,500,000	568,750

APP Finance II Mauritius, Ltd. (H)	12.000	— (Q)	7,500,000	750

Indah Kiat Finance Mauritius, Ltd. (H)	10.000	07-01-07	6,000,000	120,000

Indah Kiat International Finance Company,
Series C (H)	12.500	06-15-06	2,500,000	150,000

NewPage Corp.	11.375	12-31-14	4,145,000	3,751,225

NewPage Corp.	10.000	05-01-12	8,100,000	4,596,750

NewPage Holding Corp.	7.450	11-01-13	3,060,000	397,800

PE Paper Escrow GmbH (S)	12.000	08-01-14	1,170,000	1,345,500

Pope & Talbot, Inc. (H)	8.375	06-01-13	1,561,000	156

See notes to financial statements	Semiannual report | High Yield Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products (continued)

Pope & Talbot, Inc. (H)	8.375	06-01-13	$5,450,000	$545

Sappi Papier Holding AG (S)	7.500	06-15-32	7,655,000	6,506,750

Tjiwi Kimia Finance Mauritius, Ltd. (H)	13.250	08-01-01	5,250,000	105,000

Tjiwi Kimia Finance Mauritius, Ltd. (H)	10.000	08-01-04	1,500,000	30,000

Verso Paper Holdings LLC	11.500	07-01-14	590,000	640,150

Telecommunication Services 0.42%				4,490,500

Diversified Telecommunication Services 0.33%

Muzak Holdings LLC, PIK	15.000	07-31-14	3,893,337	3,066,003

Muzak Holdings LLC, PIK	10.000	01-01-11	2,000,000	500,000

Wireless Telecommunication Services 0.09%

Grupo Iusacell SA de CV (H)(S)	10.000	12-31-13	3,081,656	924,497

Utilities 0.00%				0

Independent Power Producers & Energy Traders 0.00%

Mirant Corp. (H)	7.625	05-01-16	10,500,000	0

Convertible Bonds 16.84%				$181,859,123

(Cost $151,715,088)

Consumer Discretionary 9.45%				102,045,832

Automobiles 3.46%

Ford Motor Company	4.250	11-15-16	$19,470,000	37,382,400

Media 5.33%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	50,425,000	57,421,469

Multiline Retail 0.67%

Saks, Inc. (S)	7.500	12-01-13	2,080,000	4,565,600

Saks, Inc.	2.000	03-15-24	2,555,000	2,676,363

Consumer Staples 0.12%				1,317,500

Tobacco 0.12%

Alliance One International, Inc.	5.500	07-15-14	1,240,000	1,317,500

Financials 1.47%				15,897,526

Capital Markets 0.90%

Janus Capital Group, Inc.	3.250	07-15-14	8,985,000	9,681,338

Thrifts & Mortgage Finance 0.57%

The PMI Group, Inc.	4.500	04-15-20	7,710,000	6,216,188

Industrials 5.76%				62,202,750

Airlines 5.76%

AMR Corp.	6.250	10-15-14	8,900,000	10,546,500

UAL Corp.	6.000	10-15-29	14,250,000	47,951,250

UAL Corp.	4.500	06-30-21	1,000,000	1,070,000

US Airways Group, Inc.	7.250	05-15-14	1,000,000	2,635,000

Materials 0.04%				395,515

Paper & Forest Products 0.04%

Timberwest Forest Corp., PIK (CAD)(D)	9.000	02-11-14	307,471	395,515

14	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 0.19%				$2,079,420

(Cost $2,000,000)

Texas 0.19%				2,079,420
Dallas-Fort Worth Texas International,
Airport Facility Improvement Corp.	9.125	05-01-29	$2,000,000	2,079,420

Term Loans (M) 7.16%				$77,267,235

(Cost $75,989,978)

Consumer Discretionary 3.64%				39,270,774

Hotels, Restaurants & Leisure 2.73%

Dunkin Brands, Inc. (T)	—	11-18-17	$1,980,000	1,998,208

East Valley Tourist Development Authority	12.000	08-06-12	3,069,513	2,655,129

Harrah’s Operating Company, Inc.	3.288	01-28-15	28,410,000	24,833,891

Media 0.91%

Citadel Broadcasting Corp.	11.000	06-03-15	4,372,894	4,600,980

RH Donnelley, Inc.	9.000	10-24-14	2,844,891	2,030,541

SuperMedia, Inc.	11.000	12-31-15	1,069,071	684,651

The Star Tribune Company	8.000	09-28-14	1,654,106	1,480,424

The Star Tribune Company	8.000	09-29-14	1,102,737	986,950

Financials 0.21%				2,285,800

Diversified Financial Services 0.09%

Pinafore LLC/Pinafore, Inc.	6.750	09-29-16	980,000	990,719

Real Estate Management & Development 0.12%

Realogy Corp.	13.500	10-15-17	1,195,000	1,295,081

Industrials 2.55%				27,565,754

Airlines 2.55%

US Airways Group, Inc.	2.788	03-21-14	30,818,182	27,565,754

Materials 0.10%				1,026,821

Paper & Forest Products 0.10%

AbitibiBowater, Inc.	11.000	03-30-11	1,040,696	1,026,821

Telecommunication Services 0.66%				7,118,086

Diversified Telecommunication Services 0.66%

Muzak Holdings LLC	12.750	02-01-14	6,978,516	7,118,086

Capital Preferred Securities 0.00%				$5

(Cost $5,030,000)

Insurance 0.00%

SIG Capital Trust I (I)			5,000,000	5

Collateralized Mortgage Obligations 0.30%				$3,223,908

(Cost $3,034,130)

Collateralized Mortgage Obligations 0.30%				3,223,908

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.349	05-19-47	$175,053,838	1,146,603
Series 2007-4, Class ES IO	0.350	07-19-47	207,976,419	1,160,508
Series 2007-6, Class ES IO (S)	0.342	08-19-37	144,150,442	916,797

See notes to financial statements	Semiannual report | High Yield Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities 1.28%				$13,862,455

(Cost $12,812,508)

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	$13,710,000	13,862,455

			Shares	Value
Common Stocks 20.21%				$218,210,894

(Cost $348,137,253)

Consumer Discretionary 9.48%				102,378,690

Auto Components 2.28%

Lear Corp. (I)			280,563	24,625,015

Hotels, Restaurants & Leisure 0.66%

FDR Management, LLC, Class A (I)			9,827	0

FDR Management, LLC, Class B (I)			213	0

Fontainebleau Resorts LLC, Class A (I)			249,211	0

Greektown Superholdings, Inc. (I)			18,486	2,044,158

Trump Entertainment Resorts, Inc. (I)			382,151	5,067,322

Media 6.54%

Canadian Satellite Radio Holdings, Inc. (I)			1,274,404	5,201,649

Canadian Satellite Radio Holdings, Inc., Class A (I)			602,071	2,457,433

Charter Communications, Inc., Class A (I)			935,600	31,361,312

Citadel Broadcasting Corp. (I)			31,102	793,100

Citadel Broadcasting Corp., Class B (I)			71,017	1,810,928

Comcast Corp., Special Class A			261,272	4,956,330

Dex One Corp. (I)			61,621	292,700

Granite Broadcasting Corp. (I)			11,688	1

Sirius XM Radio, Inc. (I)			16,526,120	22,640,784

SuperMedia, Inc. (I)			59,234	267,738

The Star Tribune Company (I)			43,011	860,220

Vertis Holdings, Inc. (I)			150,235	0

Energy 0.43%				4,657,594

Oil, Gas & Consumable Fuels 0.43%

Dominion Petroleum, Ltd., GDR (I)(V)			56,630,246	3,959,354

Po Valley Energy, Ltd. (I)			3,100,000	698,240

Industrials 9.32%				100,567,804

Airlines 8.97%

Air France-KLM, ADR (I)			174,118	3,064,477

Delta Air Lines, Inc. (I)			6,105,287	83,520,326

Global Aviation Holdings, Inc. (I)			870	834,765

Pinnacle Airlines Corp. (I)			439,100	3,569,883

US Airways Group, Inc. (I)			517,752	5,778,112

Commercial Services & Supplies 0.35%

Kaiser Group Holdings, Inc. (I)			81,949	2,253,598

Quad/Graphics, Inc. (I)			35,555	1,546,643

Machinery 0.00%

Glasstech, Inc., Class B (I)(V)			4,430	0

Glasstech, Inc., Class C (I)			10	0

16	High Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value
Materials 0.98%		$10,606,806

Chemicals 0.17%

American Pacific Corp. (I)	200,500	1,229,065

Applied Extrusion Technologies, Inc., Class A (I)(L)	51,082	624,281

Paper & Forest Products 0.81%

APP China Group, Ltd. (I)	37,717	565,755

Smurfit-Stone Container Corp. (I)	330,136	7,890,250

Tembec, Inc. (I)	88,508	297,455

Telecommunication Services 0.00%		0

Diversified Telecommunication Services 0.00%

Muzak Holdings LLC (I)	228,295	0

Preferred Securities 7.86%		$84,865,247

(Cost $70,801,404)

Consumer Discretionary 2.68%		28,878,161

Hotels, Restaurants & Leisure 1.62%

Greektown Superholdings, Inc., Series A (I)	158,092	17,481,611

Media 1.06%

Xanadoo, Series C, 6.500% (I)	345,350	11,396,550

Financials 1.43%		15,457,884

Commercial Banks 0.29%

Wells Fargo & Company, Series L, 7.500%	3,225	3,183,075

Diversified Financial Services 0.19%

Bank of America Corp., Series L, 7.250%	2,150	1,999,500

Insurance 0.24%

Hartford Financial Services Group, Inc., 7.250%	110,975	2,566,852

Real Estate Investment Trusts 0.71%

iStar Financial, Inc., Series E, 7.875%	100,000	1,452,000

iStar Financial, Inc., Series F, 7.800%	229,165	3,350,392

iStar Financial, Inc., Series G, 7.650%	199,182	2,906,065

Industrials 3.75%		40,529,202

Airlines 3.65%

Continental Airlines Finance Trust II, 6.000%	979,002	39,404,831

Northwest Airlines, Inc. (I)	143,381	3,597

Machinery 0.10%

Glasstech, Inc., Series A (I)	144	143,613

Glasstech, Inc., Series B (I)	4,475	977,161

Glasstech, Inc., Series C (I)	11	0

Stapled Units 0.17%		$1,882,879

(Cost $2,928,572)

Materials 0.17%		1,882,879

Paper & Forest Products 0.17%

Timberwest Forest Corp. ∆	451,605	1,882,879

See notes to financial statements	Semiannual report | High Yield Fund	17

			Shares	Value
Warrants 2.50%				$26,978,814

(Cost $27,080,687)

Abitibi-Consolidated Company of Canada, (Expiration Date: 9-10-10) (A)(I)			131,666	0

ATA Holdings Corp. (Expiration Date: 2-28-11; Strike Price: $10.00) (I)			11,942	0

Charter Communications, Inc., Class A (Expiration Date: 11-30-14;
Strike Price: $46.86) (I)			76,057	361,271

Charter Communications, Inc., Class A (Expiration Date: 11-30-14;
Strike Price: $51.28) (I)			5,586	25,137

Citadel Broadcasting Corp. (Expiration Date: 6-3-30; Strike Price: $0.001) (I)			153,438	4,142,826

Granite Broadcasting Corp., Class A (Expiration Date: 6-4-12;
Strike Price: $32.37) (I)			29,220	3

Greektown Superholdings, Inc. (A)(I)			202,511	22,393,408

Katanga Mining Ltd. (Expiration Date: 11-20-11; Strike Price: CAD 8.50) (I)			80,000	1,169

Planet Hollywood International, Inc. (A)(I)			2,816	0

Silver Slipper Casino (A)(I)			1,928	55,000

The Star Tribune Company (Expiration Date: 9-28-13;
Strike Price: $151.23) (A)(I)			15,943	0

Other Investments 0.00%				$0

(Cost $215,000)

Casinos & Gaming 0.00%				0

Gabrielino-Tongva Execution Investment (I)			125,000	0

Gabrielino-Tongva Gaming Machine Revenue (I)			90,000	0

		Maturity	Par value/
	YIeld* (%)	date	Shares	Value
Short-Term Investments 0.98%				$10,559,956

(Cost $10,559,867)
Repurchase Agreement with State Street Corp.
dated 11-30-10 at 0.010% to be repurchased
at $133,392 on 12-1-10, collateralized by
$130,000 U.S. Treasury Note, 2.500%
due 4-30-15 (valued at $133,392,
including interest)			$133,392	133,392

Federal Home Loan Bank Discount Notes	0.070	12-01-10	10,300,000	10,300,000

John Hancock Collateral Investment Trust (W)(Y)	0.2624		12,648	126,564

Total investments (Cost $1,323,709,246)† 100.21%			$1,081,845,773

Other assets and liabilities, net (0.21%)				($2,221,965)

Total net assets 100.00%			$1,079,623,808

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

18	High Yield Fund | Semiannual report	See notes to financial statements

Currency abbreviations
CAD — Canadian Dollar
CHF — Swiss Franc

ADR American Depositary Receipts

GDR Global Depositary Receipt

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(A) Strike price and/or expiration date not available.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
					percentage
	Acquisition	Acquisition	Beginning	Ending Par	of Fund’s	Value as of
Issuer, description	date	cost	Par amount	amount	net assets	11-30-10

Dominion Petroleum
Acquisitions	3-25-08	$3,547,894	$3,473,965	$3,649,834	0.34%	$3,643,820
Bought: $175,869

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $294,281,123 or 27.26% of the Fund’s net assets as of 11-30-10.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the securities is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

∆ A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $1,332,534,857. Net unrealized depreciation aggregated $250,689,084, of which $112,689,461 related to appreciated investment securities and $363,378,545 related to depreciated investment securities.

See notes to financial statements	Semiannual report | High Yield Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,315,499,378)
including $111,896 of securities loaned (Note 2)	$1,077,759,855
Investments in affiliated issuers, at value (Cost $8,209,868) (Note 2)
(Note 8)	4,085,918

Total investments, at value (Cost $1,323,709,246)	1,081,845,773
Cash	17,005
Receivable for investments sold	16,590,253
Receivable for forward foreign currency exchange contracts (Note 3)	131,427
Receivable for fund shares sold	2,222,020
Dividends and interest receivable	17,645,674
Receivable for securities lending income	25
Unrealized appreciation of swap contracts (Note 3)	110,216
Other receivables and prepaid assets	140,359

Total assets	1,118,702,752

Liabilities

Payable for investments purchased	28,398,178
Payable for forward foreign currency exchange contracts (Note 3)	236,278
Payable for fund shares repurchased	3,267,716
Payable upon return of securities loaned (Note 2)	126,475
Swap contracts, at value (includes unamortized upfront amounts received
of $1,573,421) (Note 3)	3,917,571
Distributions payable	2,662,361
Payable to affiliates
Accounting and legal services fees	12,355
Transfer agent fees	174,011
Distribution and service fees	81,880
Trustees’ fees	63,171
Other liabilities and accrued expenses	138,948

Total liabilities	39,078,944

Net assets

Capital paid-in	$1,673,920,584
Undistributed net investment income	12,768,752
Accumulated net realized loss on investments, foreign currency
transactions and swap agreements	(362,861,733)
Net unrealized depreciation on investments, translation of assets and
liabilities in foreign currencies and swap agreements	(244,203,795)

Net assets	$1,079,623,808

20	High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($683,062,156 ÷ 177,653,586 shares)	$3.84
Class B ($97,463,565 ÷ 25,270,999 shares)[1]	$3.86
Class C ($226,733,402 ÷ 59,000,254 shares)[1]	$3.84
Class I ($72,364,685 ÷ 18,827,295 shares)	$3.84

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$4.02

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | High Yield Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$43,475,186
Dividends	3,074,759
Securities lending	177

Total investment income	46,550,122

Expenses

Investment management fees (Note 5)	2,576,794
Distribution and service fees (Note 5)	2,345,520
Accounting and legal services fees (Note 5)	73,518
Transfer agent fees (Note 5)	889,912
Trustees’ fees (Note 5)	45,728
State registration fees	41,210
Printing and postage	60,274
Professional fees	56,823
Custodian fees	75,722
Registration and filing fees	10,380
Other	48,519

Total expenses	6,224,400

Net investment income	40,325,722

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(71,933,924)
Swap contracts (Note 3)	1,799,044
Foreign currency transactions	(207,405)
(70,342,285)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	136,119,581
Investments in affiliated issuers	(4,124,040)
Swap contracts (Note 3)	610,205
Translation of assets and liabilities in foreign currencies	(633,584)
131,972,162
Net realized and unrealized gain	61,629,877

Increase in net assets from operations	$101,955,599

22	High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$40,325,722	$77,071,417
Net realized loss	(70,342,285)	(27,706,617)
Change in net unrealized appreciation (depreciation)	131,972,162	333,538,240

Increase in net assets resulting from operations	101,955,599	382,903,040

Distributions to shareholders
From net investment income
Class A	(30,773,291)	(57,257,670)
Class B	(4,121,006)	(8,889,521)
Class C	(9,337,095)	(17,687,297)
Class I	(2,315,676)	(2,267,075)

Total distributions	(46,547,068)	(86,101,563)

From Fund share transactions (Note 6)	64,778,773	78,623,550

Total increase	120,187,304	375,425,027

Net assets

Beginning of period	959,436,504	584,011,477

End of period	$1,079,623,808	$959,436,504

Undistributed net investment income	$12,768,752	$18,990,098

See notes to financial statements	Semiannual report | High Yield Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$3.64	$2.46	$4.54	$5.74	$5.20	$5.05
Net investment income[2]	0.15	0.30	0.41	0.38	0.44	0.42
Net realized and unrealized gain (loss)
on investments	0.23	1.22	(2.05)	(1.21)	0.59	0.15
Total from investment operations	0.38	1.52	(1.64)	(0.83)	1.03	0.57
Less distributions
From net investment income	(0.18)	(0.34)	(0.44)	(0.37)	(0.49)	(0.42)
Net asset value, end of period	$3.84	$3.64	$2.46	$4.54	$5.74	$5.20
Total return (%)[3]	10.62[4]	64.42[5]	(35.84)	(15.07)	20.65	11.63

Ratios and supplemental data

Net assets, end of period (in millions)	$683	$632	$383	$772	$901	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.01	1.11[7]	0.95	0.93	1.01
Expenses net of fee waivers	1.03[6]	0.99	1.11[7]	0.95	0.93	1.01
Expenses net of fee waivers and credits	1.03[6]	0.98	1.11[7]	0.95	0.93	1.01
Net investment income	8.26[6]	9.23	13.40	7.12	8.12	8.09
Portfolio turnover (%)	24	92	55	55	47	47[8]

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

24	High Yield Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$3.63	$2.46	$4.54	$5.74	$5.20	$5.05
Net investment income[2]	0.14	0.27	0.39	0.34	0.41	0.38
Net realized and unrealized gain (loss)
on investments	0.25	1.21	(2.06)	(1.21)	0.58	0.15
Total from investment operations	0.39	1.48	(1.67)	(0.87)	0.99	0.53
Less distributions
From net investment income	(0.16)	(0.31)	(0.41)	(0.33)	(0.45)	(0.38)
Net asset value, end of period	$3.86	$3.63	$2.46	$4.54	$5.74	$5.20
Total return (%)[3]	11.08[4]	62.82[5]	(36.32)	(15.72)	19.77	10.83

Ratios and supplemental data

Net assets, end of period (in millions)	$97	$94	$71	$161	$258	$281
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[6]	1.76	1.86[7]	1.70	1.68	1.74
Expenses net of fee waivers and credits	1.78[6]	1.73	1.86[7]	1.70	1.68	1.74
Net investment income	7.70[6]	8.50	12.71	6.33	7.54	7.36
Portfolio turnover (%)	24	92	55	55	47	47[8]

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$3.64	$2.46	$4.54	$5.74	$5.20	$5.05
Net investment income[2]	0.14	0.28	0.38	0.34	0.40	0.38
Net realized and unrealized gain (loss)
on investments	0.22	1.21	(2.05)	(1.21)	0.59	0.15
Total from investment operations	0.36	1.49	(1.67)	(0.87)	0.99	0.53
Less distributions
From net investment income	(0.16)	(0.31)	(0.41)	(0.33)	(0.45)	(0.38)
Net asset value, end of period	$3.84	$3.64	$2.46	$4.54	$5.74	$5.20
Total return (%)[3]	10.21[4]	63.26[5]	(36.32)	(15.72)	19.76	10.81

Ratios and supplemental data

Net assets, end of period (in millions)	$227	$207	$120	$244	$271	$124
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[6]	1.76	1.86[7]	1.70	1.68	1.76
Expenses net of fee waivers and credits	1.78[6]	1.73	1.86[7]	1.70	1.68	1.76
Net investment income	7.48[6]	8.47	12.59	6.39	7.32	7.34
Portfolio turnover (%)	24	92	55	55	47	47[8]

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

See notes to financial statements	Semiannual report | High Yield Fund	25

CLASS I SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08[2]

Per share operating performance

Net asset value, beginning of period	$3.64	$2.46	$4.54	$5.42
Net investment income[3]	0.15	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.23	1.21	(1.94)	(0.91)
Total from investment operations	0.38	1.53	(1.63)	(0.60)
Less distributions
From net investment income	(0.18)	(0.35)	(0.45)	(0.28)
Net asset value, end of period	$3.84	$3.64	$2.46	$4.54
Total return (%)	10.81[4]	64.98	(35.63)	(11.40)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$26	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[5]	0.66	0.87[6]	0.70[5]
Expenses net of fee waivers and credits	0.63[5]	0.66	0.87[6]	0.70[5]
Net investment income	8.27[5]	9.49	12.00	8.06[5]
Portfolio turnover (%)	24	92	55	55

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Period from 8-27-07 (inception date) to 5-31-08.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

26	High Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$461,055,837	—	$441,711,336	$19,344,501
Convertible Bonds	181,859,123	—	181,859,123	—
Municipal Bonds	2,079,420	—	2,079,420	—
Term Loans	77,267,235	—	77,267,235	—
Capital Preferred Securities	5	—	—	5
Collateralized Mortgage
Obligations	3,223,908	—	2,077,305	1,146,603
Asset Backed Securities	13,862,455	—	13,862,455	—
Common Stocks	218,210,894	$200,952,771	7,261,622	9,996,501
Preferred Securities	84,865,247	15,457,884	39,404,831	30,002,532
Stapled Units	1,882,879	1,882,879	—	—
Warrants	26,978,814	4,530,406	—	22,448,408

Semiannual report | High Yield Fund	27

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Other Investments	—	—	—	—
Short-Term Investments	$10,559,956	$126,564	$10,433,392	—

Total Investments in
Securities	$1,081,845,773	$222,950,504	$775,956,719	$82,938,550
Other Financial
Instruments
Forward Foreign Currency
Contracts	($104,851)	—	($104,851)	—
Credit Default Swaps	($3,807,355)	—	($3,807,355)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				CAPITAL	COLLATERALIZED
	CORPORATE	CONVERTIBLE	TERM	PREFERRED	MORTGAGE	COMMON	PREFERRED
	BONDS	BONDS	LOANS	SECURITIES	OBLIGATIONS	STOCKS	SECURITIES	WARRANTS	TOTALS

Balance as
of 5-31-10	$22,806,470	$33,582,087	$7,329,287	$5	$1,046,299	$3,737,741	$12,394,741	—	$80,896,630
Accrued
discount/
premiums	1,073,849	—	—	—	3,887	—	—	—	1,077,736
Realized
gain (loss)	(338,282)	—	—	—	(21,752,620)	(6,693,750)	—	—	(7,032,032)
Change in
unrealized
appreciation
(depreciation)	(3,068,093)	—	—	—	21,959,575	(18,899)	1,798,591	$1,652,345	4,801,311
Net purchases
(sales)	(1,809,769)	—	—	—	(110,594)	12,971,409	15,809,200	20,796,063	47,656,309
Net transfers
in and/out of
Level 3	680,326	(33,582,087)	(7,329,287)	—	56	—	—		(40,230,992)
Balance as
of 11-30-10	$19,344,501	—	—	$5	$1,146,603	$9,996,501	$30,002,532	$22,448,408	$87,168,962
Change in
unrealized at
period end*	($2,151,748)	—	—	—	$212,097	($2,482,237)	$1,798,591	$1,652,345	($976,094)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the six months ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued

28	High Yield Fund | Semiannual report

at amortized cost. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in

Semiannual report | High Yield Fund	29

recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level, based on the net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

30	High Yield Fund | Semiannual report

For federal income tax purposes, the Fund had a capital loss carryforward of $250,984,102 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2011	2012	2013	2014	2017	2018

$49,238,057	$32,389,010	$16,601,696	$49,081,713	$5,139,278	$98,534,348

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, defaulted bonds, derivative transactions, amortization and accretion on debt securities and expiration of capital loss carryforward.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

Semiannual report | High Yield Fund	31

During the six months ended November 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $11.8 million to $28.2 million, as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS
AUD	3,580,000	$3,440,416	UBS AG	1-25-11	($31,927)
EUR	1,630,000	2,240,704	UBS AG	1-25-11	(125,329)
		$5,681,120			($157,256)

SELLS
AUD	4,417,000	$4,174,463	Standard	1-25-11	($30,927)
			Chartered Bank
CAD	4,897,445	4,753,186	Royal Bank of	1-25-11	(12,523)
			Canada
CAD	8,085,000	7,831,950	UBS AG	1-25-11	(35,572)
EUR	1,630,000	2,195,007	UBS AG	1-25-11	79,632
GBP	900,000	1,422,990	Bank of Nova	1-25-11	23,605
			Scotia
GBP	1,380,000	2,173,914	UBS AG	1-25-11	28,190
		$22,551,510			$52,405

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid

32	High Yield Fund | Semiannual report

market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the six months ended November 30, 2010 to take a long position in the exposure of the benchmark credit (Sell). The following table summarizes the credit default swap contracts the Fund held as of November 30, 2010 where the Fund acted as a Seller of protection. During the six months ended November 30, 2010, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $30.0 million to $41.0 million, as measured at each quarter end.

				NOTIONAL	(PAY)/
		IMPLIED		AMOUNT/	RECEIVED		UNAMORTIZED	UNREALIZED
COUNTER-	REFERENCE	CREDIT	CUR-	EXPOSURE	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
PARTY	OBLIGATION	SPREAD	RENCY	PURCHASED	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Lehman	AMR Corp.	5.80%	USD	$2,000,000	5.00%	Mar 2013	($159,905)	$145,159	($14,746)
Brothers
Special
financing
Inc.

Morgan	AMR Corp.	5.24%	USD	3,000,000	6.60%	Sep 2012	—	110,216	110,216
Stanley
Capital
Services Inc.

Morgan	Delta Airlines, Inc.	5.45%	USD	5,000,000	5.00%	Sep 2013	(666,170)	658,365	(7,805)
Stanley
Capital
Services Inc.

Morgan	Delta Airlines, Inc.	5.45%	USD	5,000,000	5.00%	Sep 2013	(747,346)	739,540	(7,806)
Stanley
Capital
Services Inc.

Morgan	Texas Competitive	18.93%	USD	10,000,000	4.60%	Jun 2013	—	(2,680,433)	(2,680,433)
Stanley	Electric Holdings
Capital	Company LLC
Services Inc.

Morgan	Texas Competitive	18.93%	USD	$5,000,000	5.85%	Jun 2013	—	($1,206,781)	($1,206,781)
Stanley	Electric Holdings
Capital	Company LLC
Services Inc.

Total				$30,000,000			($1,573,421)	($2,233,934)	($3,807,355)

Semiannual report | High Yield Fund	33

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/Payable for	Forward for-	$131,427	($236,278)
contracts	forward foreign currency	eign currency
	exchange contracts	contracts
Credit contracts	Swap contracts, at value	Credit default	110,216	(3,917,571)
		swaps
Total			$241,643	($4,153,849)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

		FOREIGN
	STATEMENT OF OPERATIONS	CURRENCY	SWAP
RISK	LOCATION	TRANSACTIONS*	CONTRACTS	TOTAL

Credit contracts	Net realized gain (loss) on	—	$1,799,044	$1,799,044
Foreign currency	Net realized gain (loss) on	($457,809)	—	(457,809)
contracts
Total		($457,809)	$1,799,044	$1,341,235

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF OPERATIONS	SWAP	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Credit contracts	Change in unrealized	$610,205	—	$610,205
	appreciation (depreciation) of

Foreign currency	Change in unrealized	—	($615,090)	(615,090)
contracts	appreciation (depreciation) of
Total		$610,205	($615,090)	($4,885)

* Change in unrealized appreciation/depreciation association with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

34	High Yield Fund | Semiannual report

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.51% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

A	0.25%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,058,848 for the six months ended November 30, 2010. Of this amount, $847 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,051,186 was paid as sales commissions to broker-dealers and $6,815 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of

Semiannual report | High Yield Fund	35

these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $103,729 and $41,751 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$809,540	$598,186
Class B	470,725	86,655
Class C	1,065,255	196,275
Class I	—	8,796
Total	$2,345,520	$889,912

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

36	High Yield Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	36,871,080	$136,264,085	99,458,993	$334,556,063
Distributions reinvested	5,722,380	21,154,173	11,538,775	37,232,244
Repurchased	(38,703,805)	(141,232,484)	(92,813,677)	(314,394,282)

Net increase	3,889,655	$16,185,774	18,184,091	$57,394,025

Class B shares

Sold	2,558,019	$9,447,429	6,315,208	$20,382,603
Distributions reinvested	601,270	2,226,564	1,379,302	4,413,494
Repurchased	(3,818,340)	(14,096,891)	(10,457,326)	(34,906,156)

Net decrease	(659,051)	($2,422,898)	(2,762,816)	($10,110,059)

Class C shares

Sold	7,183,103	$26,502,828	31,845,396	$105,049,492
Distributions reinvested	1,528,600	5,648,251	3,195,908	10,299,347
Repurchased	(6,550,056)	(24,094,368)	(27,051,874)	(92,634,165)

Net increase	2,161,647	$8,056,711	7,989,430	$22,714,674

Class I shares

Sold	14,866,016	$54,866,690	12,195,642	$42,192,056
Distributions reinvested	436,869	1,631,420	268,404	895,180
Repurchased	(3,716,390)	(13,538,924)	(9,595,428)	(34,462,326)

Net increase	11,586,495	$42,959,186	2,868,618	$8,624,910

Net increase	16,978,746	$64,778,773	26,279,323	$78,623,550

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated to $302,083,724 and $243,899,352, respectively, for the six months ended November 30, 2010.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended November 30, 2010 is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Dominion Petroleum, Ltd
Bought: None
Sold: None	56,630,246	56,630,246	—	—	$3,959,354

Glasstech, Inc.
Bought: None
Sold: None	4,430	4,430	—	—	—

Semiannual report | High Yield Fund	37

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock High Yield Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

38	High Yield Fund | Semiannual report

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | High Yield Fund	39

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

High-Yield Fund	69.58%	–4.77%	1.46%	4.39%
BOA/ML US High Yield Master II TR Index	57.51%	5.83%	6.35%	6.52%
High Yield Bond Category Median	47.83%	3.91%	4.93%	5.49%
Morningstar 15(c) Peer Group Median	49.91%	4.60%	4.97%	5.10%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

40	High Yield Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was slightly below the Category median and inline with the Peer Group median. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.15%	Inline	Slightly Higher
Net Expense Ratio (Class A)	1.08%	Inline	Slightly Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund.

Semiannual report | High Yield Fund	41

The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

42	High Yield Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | High Yield Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	570SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011